Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
U.S. Treasury Obligations 1.2%
$ 3,000,000	U.S. Cash Management Bill, 1.70%, due 10/4/2022 (Cost $2,990,923)	$2,987,973(a)
Asset-Backed Securities 20.0%
1,961,000	Ally Auto Receivables Trust, Ser. 2022-1, Class A2, 2.67%, due 4/15/2025	1,947,584
1,658,628	BMW Vehicle Lease Trust, Ser. 2022-1, Class A2, 0.67%, due 5/28/2024	1,641,477
	Capital One Prime Auto Receivables Trust
980,325	Ser. 2021-1, Class A2, 0.32%, due 2/18/2025	967,696
3,601,000	Ser. 2022-1, Class A2, 2.71%, due 6/16/2025	3,567,913
674,174	CNH Equipment Trust, Ser. 2021-C, Class A2, 0.33%, due 1/15/2025	663,854
511,866	DLLMT LLC, Ser. 2021-1A, Class A2, 0.60%, due 3/20/2024	504,792(b)
622,000	DLLST LLC, Ser. 2022-1A, Class A2, 2.79%, due 1/22/2024	616,303(b)
1,895,000	Ford Credit Auto Lease Trust, Ser. 2022-A, Class A2A, 2.78%, due 10/15/2024	1,883,121
	Ford Credit Auto Owner Trust
1,741,443	Ser. 2022-A, Class A2, 0.73%, due 9/15/2024	1,721,952
2,120,000	Ser. 2022-B, Class A2A, 3.44%, due 2/15/2025	2,117,197
1,227,000	GM Financial Automobile Leasing Trust, Ser. 2022-2, Class A2, 2.93%, due 10/21/2024	1,218,409
	GM Financial Consumer Automobile Receivables Trust
1,468,744	Ser. 2021-4, Class A2, 0.28%, due 11/18/2024	1,449,941
579,233	Ser. 2022-1, Class A2, 0.76%, due 2/18/2025	571,857
877,000	Ser. 2022-2, Class A2, 2.52%, due 5/16/2025	869,612
2,138,000	Ser. 2022-3, Class A2A, 3.50%, due 9/16/2025	2,134,538
630,000	Harley-Davidson Motorcycle Trust, Ser. 2022-A, Class A2A, 2.45%, due 5/15/2025	625,786
1,966,878	Honda Auto Receivables Owner Trust, Ser. 2021-4, Class A2, 0.39%, due 5/21/2024	1,941,104
1,290,000	HPEFS Equipment Trust, Ser. 2022-1A, Class A2, 1.02%, due 5/21/2029	1,264,677(b)
	Hyundai Auto Lease Securitization Trust
802,723	Ser. 2021-B, Class A2, 0.19%, due 10/16/2023	797,663(b)
413,000	Ser. 2022-B, Class A2A, 2.75%, due 10/15/2024	409,311(b)
	Hyundai Auto Receivables Trust
998,565	Ser. 2021-C, Class A2A, 0.36%, due 10/15/2024	985,915
2,119,000	Ser. 2022-A, Class A2A, 1.81%, due 2/18/2025	2,097,679
1,296,000	Kubota Credit Owner Trust, Ser. 2022-1A, Class A2, 2.34%, due 4/15/2025	1,277,216(b)
	MMAF Equipment Finance LLC
638,483	Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	633,584(b)
1,005,000	Ser. 2022-A, Class A2, 2.77%, due 2/13/2025	993,347(b)
	Navient Student Loan Trust
164,265	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 2.76%, due 9/27/2066	163,940(b)(c)
157,032	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 2.76%, due 1/25/2068	156,150(b)(c)
104,715	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28%), 2.54%, due 7/25/2068	104,644(b)(c)
	Nissan Auto Lease Trust
787,826	Ser. 2021-A, Class A2, 0.30%, due 12/15/2023	780,627
1,018,000	Ser. 2022-A, Class A2A, 3.45%, due 8/15/2024	1,015,820
	Santander Retail Auto Lease Trust
675,723	Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	669,583(b)
1,070,465	Ser. 2022-A, Class A2, 0.97%, due 3/20/2025	1,046,337(b)
1,096,000	Ser. 2022-B, Class A2, 2.84%, due 5/20/2025	1,089,447(b)
863,787	Tesla Auto Lease Trust, Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	851,026(b)
	Toyota Auto Receivables Owner Trust
1,560,335	Ser. 2022-A, Class A2, 0.74%, due 10/15/2024	1,541,828
800,000	Ser. 2022-B, Class A2A, 2.35%, due 1/15/2025	794,135
	Toyota Lease Owner Trust
1,470,216	Ser. 2021-B, Class A2, 0.25%, due 3/20/2024	1,451,892(b)
658,000	Ser. 2022-A, Class A2, 1.73%, due 7/22/2024	647,528(b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$ 1,434,000	Verizon Owner Trust, Ser. 2020-B, Class A, 0.47%, due 2/20/2025	$ 1,412,086
World Omni Auto Receivables Trust
456,147	Ser. 2021-B, Class A2, 0.20%, due 7/15/2024	453,542
2,007,000	Ser. 2022-A, Class A2, 1.15%, due 4/15/2025	1,978,012
909,000	Ser. 2022-B, Class A2A, 2.77%, due 10/15/2025	901,656
World Omni Automobile Lease Securitization Trust
265,569	Ser. 2021-A, Class A2, 0.21%, due 4/15/2024	263,277
1,555,000	Ser. 2022-A, Class A2, 2.63%, due 10/15/2024	1,543,158
Total Asset-Backed Securities (Cost $50,257,182)		49,767,216

Corporate Bonds 54.6%
Agriculture 0.5%
1,170,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 2.29%, due 8/15/2022	1,169,636(c)
Auto Manufacturers 2.6%
Toyota Motor Credit Corp.
2,875,000	(SOFR + 0.65%), 2.69%, due 12/29/2023	2,874,997(c)
1,565,000	(SOFR + 0.62%), 2.57%, due 3/22/2024	1,556,458(c)
2,000,000	Volkswagen Group of America Finance LLC, (SOFR + 0.95%), 2.67%, due 6/7/2024	1,996,368(b)(c)
6,427,823
Banks 18.7%
Bank of America Corp.
1,775,000	(3M USD LIBOR + 0.79%), 2.40%, due 3/5/2024	1,762,255(c)
3,765,000	(SOFR + 1.10%), 3.36%, due 4/25/2025	3,721,201(c)
3,048,000	Bank of New York Mellon Corp., Ser. J, (SOFR + 0.20%), 2.43%, due 10/25/2024	2,988,238(c)
Citigroup, Inc.
1,091,000	(3M USD LIBOR + 1.43%), 3.01%, due 9/1/2023	1,090,586(c)
4,138,000	(3M USD LIBOR + 1.10%), 2.54%, due 5/17/2024	4,129,348(c)
5,442,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 3.20%, due 11/29/2023	5,467,245(c)(d)
6,005,000	JPMorgan Chase & Co., (SOFR + 0.58%), 2.56%, due 6/23/2025	5,848,358(c)(d)
1,155,000	Lloyds Banking Group PLC, (3M USD LIBOR + 0.81%), 2.91%, due 11/7/2023	1,150,487(e)
Morgan Stanley
215,000	(SOFR + 0.47%), 0.56%, due 11/10/2023	213,059(e)
5,484,000	(SOFR + 0.63%), 2.89%, due 1/24/2025	5,364,830(c)
Royal Bank of Canada
270,000	(3M USD LIBOR + 0.36%), 3.10%, due 1/17/2023	269,709(c)
1,240,000	(SOFR + 0.44%), 2.65%, due 1/21/2025	1,211,650(c)
1,218,000	Toronto-Dominion Bank, (SOFR + 0.48%), 2.74%, due 1/27/2023	1,216,571(c)
Truist Bank
2,045,000	(SOFR + 0.73%), 2.51%, due 3/9/2023	2,042,463(c)
2,460,000	(SOFR + 0.20%), 2.37%, due 1/17/2024	2,428,250(c)
530,000	Truist Financial Corp., (SOFR + 0.40%), 2.18%, due 6/9/2025	513,777(c)
1,185,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 2.09%, due 12/9/2022	1,183,809(c)
5,435,000	Wells Fargo & Co., (3M USD LIBOR + 1.23%), 4.04%, due 10/31/2023	5,439,287(c)
640,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 2.85%, due 1/13/2023	639,558(c)
46,680,681
Cosmetics - Personal Care 0.6%
1,605,000	GSK Consumer Healthcare Capital U.S. LLC, (SOFR + 0.89%), 2.88%, due 3/24/2024	1,599,386(b)(c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services 2.5%
American Express Co.
$ 995,000	(SOFR + 0.23%), 1.37%, due 11/3/2023	$ 986,559(c)
3,052,000	(SOFR + 0.93%), 2.62%, due 3/4/2025	3,027,764(c)
Capital One Financial Corp.
1,175,000	(3M USD LIBOR + 0.72%), 3.53%, due 1/30/2023	1,172,277(c)
1,175,000	(SOFR + 1.35%), 2.59%, due 5/9/2025	1,154,394(c)
6,340,994
Electric 7.4%
1,855,000	Duke Energy Corp., (SOFR + 0.25%), 2.05%, due 6/10/2023	1,841,705(c)
2,745,000	Florida Power & Light Co., (SOFR + 0.25%), 1.53%, due 5/10/2023	2,733,082(c)
National Rural Utilities Cooperative Finance Corp.
1,040,000	Ser. D, (SOFR + 0.40%), 1.63%, due 8/7/2023	1,034,901(c)
2,220,000	Ser. D, (SOFR + 0.33%), 2.50%, due 10/18/2024	2,193,403(c)
4,500,000	NextEra Energy Capital Holdings, Inc., (SOFR + 0.40%), 1.54%, due 11/3/2023	4,443,937(c)
3,767,000	PPL Electric Utilities Corp., (SOFR + 0.33%), 2.32%, due 6/24/2024	3,697,399(c)
2,507,000	Southern California Edison Co., (SOFR + 0.47%), 2.14%, due 12/2/2022	2,502,456(c)
18,446,883
Entertainment 0.8%
2,010,000	Magallanes, Inc., (SOFR + 1.78%), 3.66%, due 3/15/2024	2,002,764(b)(c)
Gas 0.7%
565,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 2.07%, due 3/9/2023	564,082(c)
601,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 2.11%, due 3/2/2023	599,359(c)
585,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 2.09%, due 9/14/2023	581,645(c)
1,745,086
Healthcare - Products 2.5%
2,500,000	Baxter Int'l, Inc., (SOFR + 0.26%), 1.88%, due 12/1/2023	2,458,110(c)
Thermo Fisher Scientific, Inc.
1,995,000	(SOFR + 0.35%), 2.52%, due 4/18/2023	1,988,933(c)
1,755,000	(SOFR + 0.39%), 2.56%, due 10/18/2023	1,741,549(c)
6,188,592
Healthcare - Services 1.1%
2,845,000	Roche Holdings, Inc., (SOFR + 0.56%), 2.35%, due 3/10/2025	2,835,181(b)(c)
Insurance 0.5%
1,356,000	Protective Life Global Funding, (SOFR + 0.98%), 2.99%, due 3/28/2025	1,352,786(b)(c)
Machinery - Construction & Mining 2.0%
Caterpillar Financial Services Corp.
605,000	(SOFR + 0.15%), 1.54%, due 11/17/2022	604,402(c)
4,344,000	(SOFR + 0.27%), 2.08%, due 9/13/2024	4,266,425(c)
4,870,827
Machinery - Diversified 1.7%
John Deere Capital Corp.
955,000	(3M USD LIBOR + 0.55%), 2.18%, due 6/7/2023	954,292(c)
2,323,000	(SOFR + 0.12%), 2.19%, due 7/10/2023	2,315,009(c)
605,000	(SOFR + 0.20%), 2.27%, due 10/11/2024	595,635(c)
398,000	(SOFR + 0.56%), 2.22%, due 3/7/2025	392,616(c)
4,257,552
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Media 1.3%
$ 2,504,000	Comcast Cable Communications Holdings, Inc., 9.46%, due 11/15/2022	$ 2,549,871
645,000	Comcast Corp., (3M USD LIBOR + 0.63%), 3.14%, due 4/15/2024	645,088(c)
3,194,959
Miscellaneous Manufacturer 1.9%
General Electric Capital Corp.
3,440,000	(3M USD LIBOR + 1.00%), 2.83%, due 3/15/2023	3,430,630(c)
580,000	(3M USD LIBOR + 1.00%), 3.51%, due 4/15/2023	578,117(c)
730,000	Siemens Financieringsmaatschappij NV, (SOFR + 0.43%), 2.24%, due 3/11/2024	725,816(b)(c)
4,734,563
Pharmaceuticals 1.9%
4,659,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 2.15%, due 11/21/2022	4,654,754(c)
Pipelines 1.2%
3,040,000	Enbridge, Inc., (SOFR + 0.63%), 1.99%, due 2/16/2024	2,999,583(c)
Real Estate Investment Trusts 1.6%
4,090,000	Simon Property Group L.P., (SOFR + 0.43%), 2.54%, due 1/11/2024	4,044,936(c)
Retail 1.0%
2,505,000	Starbucks Corp., (SOFR + 0.42%), 1.77%, due 2/14/2024	2,480,697(c)
Semiconductors 1.0%
2,462,000	Analog Devices, Inc., (SOFR + 0.25%), 2.30%, due 10/1/2024	2,404,924(c)
Telecommunications 3.1%
AT&T, Inc.
455,000	(3M USD LIBOR + 0.89%), 2.30%, due 2/15/2023	455,175(c)
4,759,000	(SOFR + 0.64%), 2.63%, due 3/25/2024	4,701,116(c)
2,605,000	Verizon Communications, Inc., (SOFR + 0.50%), 2.45%, due 3/22/2024	2,577,407(c)
7,733,698
Total Corporate Bonds (Cost $137,369,740)		136,166,305
Number of Shares

Short-Term Investments 13.0%
Investment Companies 13.0%
32,293,336	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(f) (Cost $32,293,337)	$32,293,337(d)
Total Investments 88.8% (Cost $222,911,182)		221,214,831
Other Assets Less Liabilities 11.2%		27,898,698(g)
Net Assets 100.0%		$249,113,529

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)  (cont’d)
(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $23,189,741, which represents 9.3% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(d)	All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of $43,608,939.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Represents 7-day effective yield as of July 31, 2022.
(g)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At July 31, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2022	6	Bitcoin	$719,700	$92,660
8/2022	27	Cattle Feeder	2,410,763	89,365
8/2022	110	Lead	5,618,938	(1,063,340)
8/2022	289	Primary Aluminum	18,071,459	(5,488,082)
8/2022	197	Zinc	16,687,181	(5,240,601)
9/2022	63	Nickel	8,922,312	(3,835,482)
9/2022	7	Palladium	1,490,790	51,933
9/2022	79	Silver	7,977,815	(612,745)
10/2022	61	Lead	3,108,713	(88,008)
10/2022	118	New York Harbor ULSD	17,339,557	(71,520)
10/2022	33	Nickel	4,676,562	(715,283)
10/2022	66	Platinum	2,936,340	(216,727)
10/2022	129	Primary Aluminum	8,081,012	(1,085,567)
10/2022	134	Zinc	11,125,350	(999,118)
11/2022	62	Lead	3,151,925	(123,623)
11/2022	114	Natural Gas	9,442,620	2,434,482
11/2022	41	Nickel	5,816,178	(350,656)
11/2022	122	Primary Aluminum	7,596,757	(59,103)
11/2022	171	RBOB Gasoline	19,805,801	224,312
11/2022	101	Soybean	7,415,925	(321,373)
11/2022	155	Zinc	12,766,188	(932,055)
12/2022	177	Brent Crude Oil	17,632,740	1,116,218
12/2022	113	Cocoa	2,681,490	28,791
12/2022	41	Coffee 'C'	3,287,175	(313,932)
12/2022	162	Copper	14,501,025	(3,286,442)
12/2022	565	Corn	17,515,000	1,238,847
12/2022	126	Cotton No. 2	6,094,620	(1,079,789)
12/2022	198	Gold 100 Oz.	35,279,640	(87,271)
12/2022	124	Hard Red Winter Wheat	5,465,300	(1,585,706)
12/2022	57	Lead	2,890,613	65,686
12/2022	201	Lean Hogs	7,063,140	404,878
12/2022	61	Live Cattle	3,614,860	75,193
12/2022	125	Low Sulphur Gasoil	12,800,000	475,257
12/2022	45	Nickel	6,390,630	451,978
12/2022	131	Primary Aluminum	8,162,086	299,629
12/2022	257	Soybean Meal	10,755,450	509,918
12/2022	134	Soybean Oil	5,279,064	(725,936)
12/2022	110	Wheat	4,541,625	(1,275,379)
12/2022	165	WTI Crude Oil	15,488,550	913,551
12/2022	161	Zinc	13,147,663	1,086,025
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2023	235	Sugar 11	$4,656,008	$(87,231)
Total Long Positions			$372,408,565	$(20,086,246)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2022	110	Lead	$(5,618,938)	$572,878
8/2022	289	Primary Aluminum	(18,071,459)	3,935,310
8/2022	197	Zinc	(16,687,181)	2,810,457
9/2022	63	Nickel	(8,922,312)	2,489,215
10/2022	61	Lead	(3,108,713)	122,455
10/2022	33	Nickel	(4,676,562)	389,639
10/2022	129	Primary Aluminum	(8,081,012)	128,099
10/2022	134	Zinc	(11,125,350)	874,120
11/2022	62	Lead	(3,151,925)	(112,251)
11/2022	41	Nickel	(5,816,178)	(432,512)
11/2022	122	Primary Aluminum	(7,596,757)	(325,557)
11/2022	155	Zinc	(12,766,188)	(1,137,312)
12/2022	4	Lead	(202,850)	(16,083)
12/2022	4	Nickel	(568,056)	(53,962)
12/2022	11	Primary Aluminum	(685,366)	(27,865)
12/2022	15	Zinc	(1,224,938)	(70,071)
Total Short Positions			$(108,303,785)	$9,146,560
Total Futures				$(10,939,686)
At July 31, 2022, the Fund had $37,556,449 deposited in a segregated account to cover margin requirements on open futures.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$2,987,973	$—	$2,987,973
Asset-Backed Securities	—	49,767,216	—	49,767,216
Corporate Bonds#	—	136,166,305	—	136,166,305
Short-Term Investments	—	32,293,337	—	32,293,337
Total Investments	$—	$221,214,831	$—	$221,214,831

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$20,880,896	$—	$—	$20,880,896
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^ (Unaudited)  (cont’d)
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities	$(31,820,582)	$—	$—	$(31,820,582)
Total	$(10,939,686)	$—	$—	$(10,939,686)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)
July 31, 2022

Number of Shares		Value
Common Stocks 60.3%
Australia 1.2%
1,204	APA Group	$ 9,872(a)
181	ASX Ltd.	11,250
1,020	Dexus	6,854
1,746	Fortescue Metals Group Ltd.	22,468
1,188	National Australia Bank Ltd.	25,657
455	Sonic Healthcare Ltd.	10,957
2,930	Telstra Corp. Ltd.	8,008
532	Woodside Energy Group Ltd.	12,013
		107,079
Brazil 0.3%
33	MercadoLibre, Inc.	26,852*
Canada 2.0%
98	Alimentation Couche-Tard, Inc.	4,378
438	Bank of Nova Scotia	26,683
34	George Weston Ltd.	4,058
188	Gildan Activewear, Inc.	5,510
296	Great-West Lifeco, Inc.	7,193
274	Hydro One Ltd.	7,649(b)
166	Loblaw Cos. Ltd.	15,111
609	Manulife Financial Corp.	11,148
236	Metro, Inc.	13,068
189	Nutrien Ltd.	16,179
442	Power Corp. of Canada	12,012
342	Rogers Communications, Inc. Class B	15,723
40	Royal Bank of Canada	3,900
89	TELUS Corp.	2,049
329	Toronto-Dominion Bank	21,371
45	Tourmaline Oil Corp.	2,819
86	West Fraser Timber Co. Ltd.	8,052
		176,903
Chile 0.1%
385	Antofagasta PLC	5,478
China 0.4%
3,844	BOC Hong Kong Holdings Ltd.	13,905
112	NXP Semiconductors NV	20,595
		34,500
Denmark 0.6%
9	AP Moeller - Maersk A/S Class B	24,573
210	Novo Nordisk A/S Class B	24,460
		49,033
Finland 0.3%
3,096	Nordea Bank Abp	30,526
France 2.7%
281	Bureau Veritas SA	7,750
149	Capgemini SE	28,420
Number of Shares		Value
France – cont'd
381	Cie de Saint-Gobain	$ 17,766
676	Cie Generale des Etablissements Michelin SCA	18,918
279	Danone SA	15,344
128	Dassault Systemes SE	5,490
258	Edenred	13,243
81	Eiffage SA	7,601
14	Kering SA	8,015
208	Klepierre SA	4,622*
44	LVMH Moet Hennessy Louis Vuitton SE	30,552
107	Orange SA	1,093
286	Sanofi	28,421
416	Societe Generale SA	9,321
664	TotalEnergies SE	33,915
106	Vinci SA	10,161
		240,632
Germany 0.4%
26	Allianz SE	4,722
145	GEA Group AG	5,412
363	Mercedes-Benz Group AG	21,408
		31,542
Hong Kong 0.2%
258	CK Asset Holdings Ltd.	1,827
1,900	Link REIT	15,911
		17,738
Ireland 0.2%
458	CRH PLC	17,575
Italy 0.2%
1,045	Assicurazioni Generali SpA	15,622
Japan 3.7%
500	Ajinomoto Co., Inc.	13,158
200	Bridgestone Corp.	7,801
1,000	Canon, Inc.	23,658
200	Dai Nippon Printing Co. Ltd.	4,413
500	Honda Motor Co. Ltd.	12,813
1,000	Inpex Corp.	11,462
206	Kajima Corp.	2,352
753	KDDI Corp.	24,143
800	Kirin Holdings Co. Ltd.	13,159
1,488	Mitsui & Co. Ltd.	32,829
700	Nippon Telegraph & Telephone Corp.	19,996
200	Nippon Yusen KK	15,710
300	Ono Pharmaceutical Co. Ltd.	8,436
946	ORIX Corp.	16,859
745	Sekisui House Ltd.	13,195
183	Taisei Corp.	5,839
1,500	Takeda Pharmaceutical Co. Ltd.	44,010
200	TIS, Inc.	5,671
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Japan – cont'd
300	Tokio Marine Holdings, Inc.	$ 17,562
1,195	Toyota Motor Corp.	19,396
100	Trend Micro, Inc.	5,811
300	Yamaha Motor Co. Ltd.	5,795
		324,068
Netherlands 0.5%
609	Koninklijke Ahold Delhaize NV	16,771
101	Randstad NV	5,105
216	Wolters Kluwer NV	23,458
		45,334
New Zealand 0.1%
1,799	Spark New Zealand Ltd.	5,785
Norway 0.4%
959	Equinor ASA	36,925
Portugal 0.1%
288	Jeronimo Martins SGPS SA	6,666
Singapore 0.4%
300	DBS Group Holdings Ltd.	6,835
980	Singapore Exchange Ltd.	7,025
543	STMicroelectronics NV	20,549
		34,409
South Africa 0.5%
1,264	Anglo American PLC	45,687
Spain 0.6%
6,260	Banco Bilbao Vizcaya Argentaria SA	28,368
248	Enagas SA	4,895
452	Iberdrola SA	4,827
13	Iberdrola SA	139
215	Naturgy Energy Group SA	6,306
541	Red Electrica Corp. SA	10,636
305	Telefonica SA	1,362
		56,533
Sweden 0.2%
2,678	Ericsson LM B Shares	20,370
Switzerland 2.0%
4	Baloise Holding AG	637
2	Chocoladefabriken Lindt & Spruengli AG	22,117
51	Kuehne & Nagel International AG	13,735
146	Roche Holding AG	48,473
40	Sonova Holding AG	14,407
73	Swiss Prime Site AG	6,648
24	Swisscom AG	12,975
133	TE Connectivity Ltd.	17,786
66	Temenos AG	5,239
Number of Shares		Value
Switzerland – cont'd
2,009	UBS Group AG	$ 32,828
		174,845
United Kingdom 2.2%
1,396	BAE Systems PLC	13,121
2,091	Barclays PLC	4,006
408	Burberry Group PLC	8,969
2,188	Kingfisher PLC	6,923
674	Land Securities Group PLC	6,023
462	Liberty Global PLC Class C	10,575*
111	Linde PLC	33,522
5,030	NatWest Group PLC	15,277
298	Persimmon PLC	6,874
1,281	RELX PLC	37,930
536	Sage Group PLC	4,619
133	Schroders PLC	4,824
399	Smiths Group PLC	7,530
298	SSE PLC	6,436
3,765	Taylor Wimpey PLC	5,860
7,918	Tesco PLC	25,394
		197,883
United States 41.0%
75	3M Co.	10,743
238	Abbott Laboratories	25,904
181	AbbVie, Inc.	25,975
229	Accenture PLC Class A	70,134
23	Adobe, Inc.	9,433*
329	Aflac, Inc.	18,852
139	Agilent Technologies, Inc.	18,640
127	Airbnb, Inc. Class A	14,094*
1,300	Alphabet, Inc. Class A	151,216*
444	Amazon.com, Inc.	59,918*
92	American Express Co.	14,170
111	Ameriprise Financial, Inc.	29,961
133	Amgen, Inc.	32,914
1,698	Apple, Inc.	275,942
111	Applied Materials, Inc.	11,764
1,264	AT&T, Inc.	23,738
55	Automatic Data Processing, Inc.	13,262
3	AutoZone, Inc.	6,412*
54	Becton, Dickinson & Co.	13,193
83	Berkshire Hathaway, Inc. Class B	24,950*
68	Blackstone, Inc.	6,941
18	Booking Holdings, Inc.	34,842*
379	Bristol-Myers Squibb Co.	27,963
42	Broadcom, Inc.	22,490
92	Cadence Design Systems, Inc.	17,119*
88	Caterpillar, Inc.	17,446
106	Cboe Global Markets, Inc.	13,078
69	Celanese Corp.	8,108
140	Chevron Corp.	22,929
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United States – cont'd
149	Chubb Ltd.	$ 28,107
47	Cigna Corp.	12,942
53	Cintas Corp.	22,551
296	Cisco Systems, Inc.	13,430
599	Citigroup, Inc.	31,088
633	Coca-Cola Co.	40,620
368	Cognizant Technology Solutions Corp. Class A	25,009
219	Colgate-Palmolive Co.	17,244
1,385	Comcast Corp. Class A	51,965
543	ConocoPhillips	52,904
39	Crown Castle International Corp.	7,046
993	CSX Corp.	32,104
61	Cummins, Inc.	13,500
363	CVS Health Corp.	34,732
77	Danaher Corp.	22,443
624	Devon Energy Corp.	39,218
22	Discover Financial Services	2,222
69	Dominion Energy, Inc.	5,657
192	Edison International	13,012
273	Electronic Arts, Inc.	35,826
90	Elevance Health, Inc.	42,939
72	Eli Lilly & Co.	23,738
278	Emerson Electric Co.	25,039
59	EOG Resources, Inc.	6,562
173	Equity LifeStyle Properties, Inc.	12,719
417	Exelon Corp.	19,386
130	Expeditors International of Washington, Inc.	13,812
79	Extra Space Storage, Inc.	14,972
185	Ferguson PLC	23,273
286	Fidelity National Financial, Inc.	11,429
321	FirstEnergy Corp.	13,193
579	General Mills, Inc.	43,303
142	Genuine Parts Co.	21,708
510	Gilead Sciences, Inc.	30,472
115	Goldman Sachs Group, Inc.	38,340
466	GSK PLC	9,791
338	Hartford Financial Services Group, Inc.	21,791
287	Hilton Worldwide Holdings, Inc.	36,756
182	Hologic, Inc.	12,991*
5	Illinois Tool Works, Inc.	1,039
365	Interpublic Group of Cos., Inc.	10,903
67	Intuit, Inc.	30,563
82	Johnson & Johnson	14,311
329	JPMorgan Chase & Co.	37,953
202	Kellogg Co.	14,932
97	KLA Corp.	37,203
246	Kroger Co.	11,424
56	Lam Research Corp.	28,029
265	LKQ Corp.	14,533
Number of Shares		Value
United States – cont'd
31	Lockheed Martin Corp.	$ 12,828
174	LyondellBasell Industries NV Class A	15,507
478	Marathon Oil Corp.	11,854
160	Marsh & McLennan Cos., Inc.	26,234
76	MasterCard, Inc. Class A	26,888
535	Merck & Co., Inc.	47,797
65	Meta Platforms, Inc. Class A	10,341*
365	MGM Resorts International	11,946
854	Microsoft Corp.	239,752
168	Morgan Stanley	14,162
110	Motorola Solutions, Inc.	26,245
154	Nucor Corp.	20,913
215	NVIDIA Corp.	39,050
209	Omnicom Group, Inc.	14,597
108	Owens Corning	10,016
27	Parker-Hannifin Corp.	7,805
169	PepsiCo, Inc.	29,568
224	Pfizer, Inc.	11,314
153	Pioneer Natural Resources Co.	36,253
566	Procter & Gamble Co.	78,623
216	Prudential Financial, Inc.	21,598
470	Public Service Enterprise Group, Inc.	30,865
133	Public Storage	43,413
275	QUALCOMM, Inc.	39,891
40	Quest Diagnostics, Inc.	5,463
620	Regions Financial Corp.	13,132
42	Reliance Steel & Aluminum Co.	7,991
9	ResMed Inc.	2,165
104	Robert Half International, Inc.	8,231
120	Sealed Air Corp.	7,334
51	Snap-on, Inc.	11,427
425	Starbucks Corp.	36,031
123	Steel Dynamics, Inc.	9,579
67	STERIS PLC	15,119
139	Tesla, Inc.	123,912*
292	Texas Instruments, Inc.	52,236
73	Thermo Fisher Scientific, Inc.	43,684
113	Tractor Supply Co.	21,637
78	Travelers Cos., Inc.	12,379
195	UGI Corp.	8,416
50	Ulta Beauty, Inc.	19,445*
229	Union Pacific Corp.	52,052
148	United Parcel Service, Inc. Class B	28,844
110	UnitedHealth Group, Inc.	59,657
41	Vail Resorts, Inc.	9,722
69	VICI Properties, Inc.	2,359
130	Visa, Inc. Class A	27,574
38	W.W. Grainger, Inc.	20,654
683	Weyerhaeuser Co.	24,807
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United States – cont'd
188	WP Carey, Inc.	$ 16,788
		3,614,953
Total Common Stocks (Cost $4,980,623)		5,316,938

Principal Amount		Value
Corporate Bonds 9.2%
Belgium 0.2%
$15,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 2/1/2046	$ 15,107
5,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 4/15/2048	4,830
		19,937
Canada 0.2%
5,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	4,930
	Rogers Communications, Inc.
5,000	4.50%, due 3/15/2042	4,716(c)
5,000	4.35%, due 5/1/2049	4,466
		14,112
France 0.0%(d)
5,000	Total Capital Int'l SA, 3.13%, due 5/29/2050	4,046
Ireland 0.0%(d)
5,000	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust, 3.85%, due 10/29/2041	3,792
Mexico 0.1%
5,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	4,661(c)
Netherlands 0.0%(d)
5,000	Shell Int'l Finance BV, 4.00%, due 5/10/2046	4,629
Supranational 0.1%
5,000	Asian Development Bank, 3.13%, due 4/27/2032	5,092
United Kingdom 0.6%
10,000	AstraZeneca PLC, 2.13%, due 8/6/2050	7,078
	BAT Capital Corp.
10,000	2.73%, due 3/25/2031	8,092
5,000	4.54%, due 8/15/2047	3,727
10,000	BP Capital PLC, 4.88%, due 3/22/2030	9,091(e)(f)
15,000	NatWest Group PLC, 3.03%, due 11/28/2035	12,212(e)
10,000	Vodafone Group PLC, 4.25%, due 9/17/2050	8,737
		48,937
United States 8.0%
	AbbVie, Inc.
10,000	4.05%, due 11/21/2039	9,468
10,000	4.45%, due 5/14/2046	9,553
5,000	Allstate Corp., 4.20%, due 12/15/2046	4,678
10,000	Altria Group, Inc., 3.88%, due 9/16/2046	7,047
5,000	American Int'l Group, Inc., 4.75%, due 4/1/2048	4,865
5,000	American Water Capital Corp., 4.15%, due 6/1/2049	4,573
10,000	Amgen, Inc., 4.40%, due 5/1/2045	9,676
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
United States – cont'd
$10,000	Analog Devices, Inc., 2.95%, due 10/1/2051	$ 8,058
10,000	Appalachian Power Co., Ser. Z, 3.70%, due 5/1/2050	8,251
10,000	Apple, Inc., 3.75%, due 11/13/2047	9,473
5,000	Aqua America, Inc., 4.28%, due 5/1/2049	4,518
	AT&T, Inc.
10,000	3.50%, due 6/1/2041	8,386
10,000	3.65%, due 6/1/2051	8,147
10,000	Baltimore Gas and Electric Co., 2.90%, due 6/15/2050	7,620
	Bank of America Corp.
10,000	4.24%, due 4/24/2038	9,656(e)
10,000	4.08%, due 3/20/2051	9,074(e)
5,000	2.97%, due 7/21/2052	3,729(e)
5,000	Berkshire Hathaway Finance Corp., 4.25%, due 1/15/2049	4,926
	Boeing Co.
10,000	3.25%, due 2/1/2035	8,163
5,000	5.81%, due 5/1/2050	4,967(g)
5,000	BP Capital Markets America, Inc., 2.77%, due 11/10/2050	3,701
5,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/2049	4,940
10,000	Broadcom, Inc., 3.75%, due 2/15/2051	7,784(c)
5,000	Burlington Northern Santa Fe LLC, 4.38%, due 9/1/2042	4,959
10,000	Capital One Financial Corp., 2.36%, due 7/29/2032	7,866(e)
10,000	Carrier Global Corp., 2.70%, due 2/15/2031	8,818
10,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/1/2031	8,508
15,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	12,378
10,000	Cigna Corp., 4.80%, due 8/15/2038	10,199
5,000	Coca-Cola Co., 2.50%, due 3/15/2051	3,776
	Comcast Corp.
10,000	4.65%, due 7/15/2042	9,961
10,000	4.00%, due 8/15/2047	9,063
5,000	Commonwealth Edison Co., 3.70%, due 3/1/2045	4,397
5,000	Constellation Brands, Inc., 3.75%, due 5/1/2050	4,216
5,000	Corebridge Financial, Inc., 3.90%, due 4/5/2032	4,654(c)
	Crown Castle Int'l Corp.
5,000	2.90%, due 4/1/2041	3,785
5,000	5.20%, due 2/15/2049	4,991
	CVS Health Corp.
10,000	2.70%, due 8/21/2040	7,610
10,000	5.05%, due 3/25/2048	10,157
5,000	Diamondback Energy, Inc., 4.40%, due 3/24/2051	4,472
	Discovery Communications LLC
5,000	4.65%, due 5/15/2050	4,120
5,000	4.00%, due 9/15/2055	3,631
	Duke Energy Corp.
5,000	3.75%, due 9/1/2046	4,204
5,000	3.50%, due 6/15/2051	3,993
10,000	Duke Energy Progress LLC, 2.50%, due 8/15/2050	7,136
5,000	Emerson Electric Co., 2.80%, due 12/21/2051	3,851
5,000	Entergy Texas, Inc., 3.55%, due 9/30/2049	4,159
10,000	Enterprise Products Operating LLC, 3.20%, due 2/15/2052	7,582
5,000	Exelon Corp., 4.70%, due 4/15/2050	4,902
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
United States – cont'd
$10,000	Exxon Mobil Corp., 4.23%, due 3/19/2040	$ 9,869
5,000	Fox Corp., 5.48%, due 1/25/2039	5,117
5,000	Freeport-McMoRan, Inc., 5.45%, due 3/15/2043	4,687
5,000	General Electric Capital Corp., 5.88%, due 1/14/2038	5,395
5,000	General Motors Co., 5.00%, due 4/1/2035	4,675
5,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	5,006
15,000	Goldman Sachs Group, Inc., 4.02%, due 10/31/2038	13,909(e)
5,000	HCA, Inc., 5.25%, due 6/15/2049	4,694
5,000	Home Depot, Inc., 3.35%, due 4/15/2050	4,279
5,000	Jackson Financial, Inc., 4.00%, due 11/23/2051	3,530(c)
	JPMorgan Chase & Co.
10,000	5.40%, due 1/6/2042	10,673
5,000	4.03%, due 7/24/2048	4,502(e)
5,000	3.33%, due 4/22/2052	3,992(e)
10,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	9,992
5,000	Kraft Heinz Foods Co., 5.20%, due 7/15/2045	4,977
5,000	Lockheed Martin Corp., 2.80%, due 6/15/2050	3,973
5,000	Lowe's Cos., Inc., 3.00%, due 10/15/2050	3,705
5,000	LYB Int'l Finance III LLC, 4.20%, due 5/1/2050	4,179
5,000	Magallanes, Inc., 5.39%, due 3/15/2062	4,414(c)
5,000	Magellan Midstream Partners L.P., 3.95%, due 3/1/2050	4,075
5,000	Masco Corp., 4.50%, due 5/15/2047	4,413
10,000	McDonald's Corp., 3.63%, due 9/1/2049	8,691
10,000	Merck & Co., Inc., 2.90%, due 12/10/2061	7,527
5,000	MetLife, Inc., 4.88%, due 11/13/2043	5,155
10,000	Micron Technology, Inc., 3.48%, due 11/1/2051	7,166
10,000	Microsoft Corp., 2.68%, due 6/1/2060	7,699
5,000	MidAmerican Energy Co., 4.25%, due 5/1/2046	4,801
	Morgan Stanley
5,000	4.30%, due 1/27/2045	4,700
10,000	4.38%, due 1/22/2047	9,565
5,000	MPLX L.P., 5.50%, due 2/15/2049	4,829
10,000	Nevada Power Co., Ser. EE, 3.13%, due 8/1/2050	7,720
5,000	Norfolk Southern Corp., 3.94%, due 11/1/2047	4,567
5,000	Oglethorpe Power Corp., 4.50%, due 4/1/2047	4,470(c)
	Oracle Corp.
10,000	4.00%, due 7/15/2046	7,739
5,000	3.60%, due 4/1/2050	3,644
5,000	3.95%, due 3/25/2051	3,873
	Pacific Gas and Electric Co.
5,000	4.30%, due 3/15/2045	3,738
10,000	3.50%, due 8/1/2050	7,071
10,000	Pfizer, Inc., 2.70%, due 5/28/2050	8,066
5,000	Public Service Co. of Colorado, 4.05%, due 9/15/2049	4,644
5,000	Raytheon Technologies Corp., 4.35%, due 4/15/2047	4,836
10,000	Royalty Pharma PLC, 2.20%, due 9/2/2030	8,446
10,000	salesforce.com, Inc., 2.70%, due 7/15/2041	8,203
	Southern California Edison Co.
5,000	Ser. B, 4.88%, due 3/1/2049	4,724
5,000	Ser. 20A, 2.95%, due 2/1/2051	3,571
10,000	Southwestern Public Service Co., 3.15%, due 5/1/2050	8,049
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
United States – cont'd
$10,000	Starbucks Corp., 3.50%, due 11/15/2050	$ 8,245
5,000	Sysco Corp., 6.60%, due 4/1/2050	6,071(g)
	T-Mobile USA, Inc.
10,000	4.38%, due 4/15/2040	9,306
5,000	4.50%, due 4/15/2050	4,627
5,000	Union Pacific Corp., 3.80%, due 10/1/2051	4,510
5,000	United Technologies Corp., 4.50%, due 6/1/2042	5,000
5,000	UnitedHealth Group, Inc., 4.20%, due 1/15/2047	4,873
10,000	Upjohn, Inc., 3.85%, due 6/22/2040	7,296
	Verizon Communications, Inc.
5,000	3.40%, due 3/22/2041	4,257
10,000	4.13%, due 8/15/2046	9,217
5,000	3.70%, due 3/22/2061	4,098
10,000	ViacomCBS, Inc., 4.20%, due 5/19/2032	9,077
5,000	Virginia Electric and Power Co., 2.45%, due 12/15/2050	3,554
10,000	Walmart, Inc., 2.50%, due 9/22/2041	8,220
5,000	Walt Disney Co., 4.70%, due 3/23/2050	5,182
	Wells Fargo & Co.
10,000	3.07%, due 4/30/2041	8,104(e)
5,000	5.01%, due 4/4/2051	5,189(e)
		705,017
Total Corporate Bonds (Cost $1,018,249)		810,223
U.S. Treasury Obligations 8.1%
	U.S. Treasury Bills
5,000	1.71%, due 8/18/2022	4,995(h)
5,000	2.09%, due 9/15/2022	4,987(h)
5,000	2.11%, due 9/20/2022	4,985(h)
	U.S. Treasury Bonds
35,000	4.38%, due 2/15/2038	42,189
15,000	3.50%, due 2/15/2039	16,233
5,000	4.25%, due 11/15/2040	5,823
30,000	2.00%, due 11/15/2041 - 8/15/2051	24,012
180,000	2.38%, due 2/15/2042 - 5/15/2051	155,731
175,000	3.00%, due 5/15/2042 - 2/15/2048	166,449
15,000	3.13%, due 2/15/2043 - 8/15/2044	14,552
65,000	3.63%, due 8/15/2043 - 2/15/2044	68,270
5,000	2.50%, due 2/15/2045	4,335
110,000	2.88%, due 8/15/2045 - 5/15/2052	104,652
25,000	2.75%, due 8/15/2047	22,802
10,000	3.38%, due 11/15/2048	10,397
15,000	1.88%, due 11/15/2051	11,543
20,000	2.25%, due 2/15/2052	16,866
31,622	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/2032	31,547(i)
Total U.S. Treasury Obligations (Cost $774,132)		710,368
U.S. Government Agency Securities 0.3%
20,000	Fannie Mae Principal Strip, 0.00%, due 7/15/2037	12,299(j)
10,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	12,478
Total U.S. Government Agency Securities (Cost $25,522)		24,777
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Exchange-Traded Funds 16.8%
4,169	Invesco DB Commodity Index Tracking Fund	$ 108,853*
26,754	iShares Core International Aggregate Bond ETF	1,372,881
Total Exchange-Traded Funds (Cost $1,577,192)		1,481,734
Total Purchased Options(k) 0.0%(d) (Cost $3,273)		868

Short-Term Investments 3.9%
Investment Companies 3.9%
347,632	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(l) (Cost $347,632)	347,632(m)
Total Investments 98.6% (Cost $8,726,623)		8,692,540
Other Assets Less Liabilities 1.4%		122,388(n)
Net Assets 100.0%		$8,814,928

*	Non-income producing security.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2022 amounted to $7,649, which represents 0.1% of net assets of the Fund.

(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $34,229, which represents 0.4% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2022.

(h)	Rate shown was the discount rate at the date of purchase.
(i)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(j)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(k)	See “Purchased option contracts” under Derivative Instruments.
(l)	Represents 7-day effective yield as of July 31, 2022.
(m)	All or a portion of this security is segregated in connection with obligations for options written, swaps, futures and/or forward foreign currency contracts with a total value of $347,632.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Exchange-Traded Funds*	$1,481,734	16.8%
U.S. Treasury Obligations	710,368	8.1%
Pharmaceuticals	370,608	4.2%
Banks	363,327	4.1%
Software	349,184	4.0%
Technology Hardware, Storage & Peripherals	299,600	3.4%
Semiconductors & Semiconductor Equipment	271,807	3.1%
Oil, Gas & Consumable Fuels	266,854	3.0%
Insurance	237,094	2.7%
IT Services	210,201	2.4%
Automobiles	183,324	2.1%
Health Care Providers & Services	166,690	1.9%
Interactive Media & Services	161,557	1.8%
Capital Markets	158,409	1.8%
Equity Real Estate Investment Trusts	155,514	1.8%
Hotels, Restaurants & Leisure	143,391	1.6%
Media	135,994	1.5%
Biotechnology	112,489	1.3%
Metals & Mining	112,116	1.3%
Beverages	111,276	1.3%
Food Products	108,854	1.2%
Electric	97,004	1.1%
Food & Staples Retailing	96,870	1.1%
Household Products	95,867	1.1%
Internet & Direct Marketing Retail	86,770	1.0%
Diversified Telecommunication Services	85,581	1.0%
Life Sciences Tools & Services	84,767	1.0%
Road & Rail	84,156	1.0%
Health Care Equipment & Supplies	83,779	0.9%
Professional Services	82,474	0.9%
Chemicals	77,495	0.9%
Trading Companies & Distributors	76,756	0.9%
Electric Utilities	75,278	0.8%
Telecommunications	65,957	0.7%
Communications Equipment	60,045	0.7%
Machinery	56,629	0.6%
Specialty Retail	54,417	0.6%
Marine	54,018	0.6%
Diversified Financial Services	53,467	0.6%
Textiles, Apparel & Luxury Goods	53,046	0.6%
Aerospace & Defense	52,888	0.6%
Air Freight & Logistics	42,656	0.5%
Oil & Gas	40,738	0.5%
Entertainment	40,240	0.5%
Wireless Telecommunication Services	39,866	0.4%
Multi-Utilities	36,522	0.4%
Distributors	36,241	0.4%
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Retail	$33,140	0.4%
Gas Utilities	29,489	0.3%
Building Products	27,782	0.3%
Commercial Services & Supplies	26,964	0.3%
Auto Components	26,719	0.3%
Pipelines	26,478	0.3%
Construction & Engineering	25,953	0.3%
Household Durables	25,929	0.3%
Electrical Equipment	25,039	0.3%
U.S. Government Agency Securities	24,777	0.3%
Semiconductors	23,008	0.3%
Agriculture	18,866	0.2%
Industrial Conglomerates	18,273	0.2%
Electronic Equipment, Instruments & Components	17,786	0.2%
Construction Materials	17,575	0.2%
Consumer Finance	16,392	0.2%
Food	15,709	0.2%
Transportation	14,036	0.2%
Building Materials	13,231	0.1%
Healthcare - Services	9,567	0.1%
Computers	9,473	0.1%
Water	9,091	0.1%
Real Estate Investment Trusts	8,776	0.1%
Office - Business Equipment	8,508	0.1%
Real Estate Management & Development	8,475	0.1%
Paper & Forest Products	8,052	0.1%
Containers & Packaging	7,334	0.1%
Miscellaneous Manufacturer	5,395	0.1%
Multi-National	5,092	0.1%
Other industries representing less than 0.05% of net assets of the Fund	13,213	0.0%
Purchased Options	868	0.0%(a)
Short-Term Investments and Other Assets—Net	470,020	5.3%
	$8,814,928	100.0%

(a)	Represents less than 0.05% of net assets of the Fund.
*
Each position is an Investment Company registered under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At July 31, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	3	MSCI Emerging Markets Index	$149,775	$(1,605)
Total Long Positions			$149,775	$(1,605)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	1	Euro-Bund	$(161,116)	$(7,726)
9/2022	1	Euro-Buxl Bond, 30 Year	(189,897)	(17,416)
9/2022	1	Japanese Government Bond, 10 Year	(1,128,684)	(9,074)
9/2022	6	U.S. Treasury Note, 10 Year	(726,844)	(5,625)
9/2022	1	U.S. Treasury Ultra Bond	(158,312)	938
3/2024	3	SOFR, 3 Months	(730,200)	(2,503)
Total Short Positions			$(3,095,053)	$(41,406)
Total Futures				$(43,011)
At July 31, 2022, the Fund had $146,874 deposited in a segregated account to cover margin requirements on open futures.
Forward foreign currency contracts (“forward FX contracts”)
At July 31, 2022, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	80,000	USD	81,825	GSI	9/20/2022	$219
JPY	5,800,286	AUD	62,000	GSI	9/2/2022	252
Total unrealized appreciation						$471
EUR	87,000	USD	89,373	GSI	9/20/2022	(149)
USD	170,378	EUR	167,000	GSI	9/20/2022	(888)
Total unrealized depreciation						$(1,037)
Total net unrealized depreciation						$(566)
Total return swap contracts (“total return swaps”)
At July 31, 2022, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	Citi CUBES-D (GSCI weighted) ER Index	USD	39,358	12/22/2022	0.19%(c)	—%	—	T/T	$(2,462)	$(9)	$(2,471)
GS	Energy Select Sector SPDR Fund	USD	4,627	12/27/2022	2.57%	0.30%	SOFR	T/3M	270	(12)	258
CITI	iShares GSCI Commodity Dynamic Roll Strategy ETF	USD	176,552	12/22/2022	2.81%	0.50%	OBFR	T/3M	5,546	(234)	5,312
Total									$3,354	$(255)	$3,099

Over-the-counter total return swaps—Short(d)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GS	SPDR S&P 500 ETF Trust	USD	(4,532)	12/27/2022	2.02%	(0.25)%	SOFR	3M/T	$(261)	$9	$(252)
Total									$(261)	$9	$(252)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2022.
(c)	Fixed financing cost.
(d)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.
Purchased option contracts (“options purchased”)
At July 31, 2022, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Exchange-Traded Funds
iShares China Large-Cap ETF(a)	18	$54,684	$37	9/16/2022	$92
Total calls					$92
Puts
Exchange-Traded Funds
SPDR S&P 500 ETF Trust(a)	2	$82,398	$380	9/16/2022	$776
Total puts					$776
Total options purchased (cost $3,273)					$868

(a)	OTC option. Counterparty is Goldman Sachs International.
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Written option contracts (“options written”)
At July 31, 2022, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Exchange-Traded Funds
SPDR S&P 500 ETF Trust(a)	2	$(82,398)	$410	9/16/2022	$(2,473)
Total options written (premium received $1,422)					$(2,473)

(a)	OTC option. Counterparty is Goldman Sachs International.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$107,079	$—	$107,079
Chile	—	5,478	—	5,478
China	20,595	13,905	—	34,500
Denmark	—	49,033	—	49,033
Finland	—	30,526	—	30,526
France	15,344	225,288	—	240,632
Germany	—	31,542	—	31,542
Hong Kong	—	17,738	—	17,738
Ireland	—	17,575	—	17,575
Italy	—	15,622	—	15,622
Japan	—	324,068	—	324,068
Netherlands	—	45,334	—	45,334
New Zealand	—	5,785	—	5,785
Norway	—	36,925	—	36,925
Portugal	—	6,666	—	6,666
Singapore	—	34,409	—	34,409
South Africa	—	45,687	—	45,687
Spain	—	56,533	—	56,533
Sweden	—	20,370	—	20,370
Switzerland	17,786	157,059	—	174,845
United Kingdom	44,097	153,786	—	197,883
United States	3,581,889	33,064	—	3,614,953
Other Common Stocks#	203,755	—	—	203,755
Total Common Stocks	3,883,466	1,433,472	—	5,316,938
U.S. Treasury Obligations	—	710,368	—	710,368
U.S. Government Agency Securities	—	24,777	—	24,777
Corporate Bonds	—	810,223	—	810,223
Exchange-Traded Funds	1,481,734	—	—	1,481,734
Options Purchased@	—	868	—	868
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^ (Unaudited)  (cont’d)
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$347,632	$—	$347,632
Total Investments	$5,365,200	$3,327,340	$—	$8,692,540

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
@	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$938	$—	$—	$938
Liabilities	(43,949)	—	—	(43,949)
Forward FX Contracts@
Assets	—	471	—	471
Liabilities	—	(1,037)	—	(1,037)
Swaps
Assets	—	5,570	—	5,570
Liabilities	—	(2,723)	—	(2,723)
Options Written
Liabilities	—	(2,473)	—	(2,473)
Total	$(43,011)	$(192)	$—	$(43,203)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)
July 31, 2022

Number of Shares		Value
Long Positions 100.5%
Common Stocks 74.9%
Aerospace & Defense 1.2%
130,700	Airbus SE	$ 14,092,294(a)
170,200	Boeing Co.	27,114,562*(b)
256,330	Raytheon Technologies Corp.	23,892,520
		65,099,376
Banks 1.9%
890,174	JPMorgan Chase & Co.	102,690,473(b)
Beverages 1.2%
1,748,228	Keurig Dr Pepper, Inc.	67,726,353(b)
Capital Markets 3.5%
760,131	Brookfield Asset Management, Inc. Class A	37,740,504
298,752	CME Group, Inc.	59,595,049(b)
247,771	S&P Global, Inc.	93,392,323(b)
		190,727,876
Chemicals 1.7%
176,908	Air Products & Chemicals, Inc.	43,913,873(b)
508,101	Ashland Global Holdings, Inc.	51,048,907
		94,962,780
Commercial Services & Supplies 1.4%
447,785	Waste Management, Inc.	73,687,500(b)
Computers 0.1%
359,091	Arctic Wolf Networks, Inc.	3,950,001*#(c)(d)
Containers & Packaging 1.1%
313,437	Avery Dennison Corp.	59,697,211
Diversified Consumer Services 0.2%
464,119	European Wax Center, Inc. Class A	9,709,369
Diversified Financial Services 3.2%
1,862,451	Apollo Global Management, Inc.	106,345,952
2,102,747	Equitable Holdings, Inc.	59,781,097
1,800,000	Sunlight Financial Holdings, Inc.	6,840,000*
		172,967,049
Diversified Telecommunication Services 0.2%
472,631	Frontier Communications Parent, Inc.	12,245,869*(b)
Electric Utilities 2.3%
1,462,047	NextEra Energy, Inc.	123,528,351(b)
Electrical Equipment 0.9%
1,361,898	nVent Electric PLC	48,088,618
Number of Shares		Value
Electronic Equipment, Instruments & Components 2.5%
357,800	Amphenol Corp. Class A	$ 27,597,114
241,389	CDW Corp.	43,819,345
486,829	TE Connectivity Ltd.	65,103,642
136,520,101
Entertainment 1.3%
566,582	Activision Blizzard, Inc.	45,298,231(b)
118,450	Netflix, Inc.	26,639,405*(b)
71,937,636
Equity Real Estate Investment Trusts 0.7%
117,343	SBA Communications Corp.	39,402,606(b)
Food & Staples Retailing 1.6%
81,959	Costco Wholesale Corp.	44,364,407(b)
340,271	Walmart, Inc.	44,932,785
89,297,192
Food Products 0.6%
424,289	Mondelez International, Inc. Class A	27,171,468(b)
1,000,000	Whole Earth Brands, Inc.	5,380,000*
32,551,468
Health Care Equipment & Supplies 1.2%
64,125	Becton, Dickinson & Co.	15,666,379
512,282	Medtronic PLC	47,396,330
63,062,709
Health Care Providers & Services 2.2%
69,900	Humana, Inc.	33,691,800
159,397	UnitedHealth Group, Inc.	86,447,369(b)
120,139,169
Holding Companies—Diversified 0.2%
1,082,400	Independence Holdings Corp.	10,650,816*
Hotels, Restaurants & Leisure 3.3%
198,159	Expedia Group, Inc.	21,014,762*(b)
764,150	First Watch Restaurant Group, Inc.	12,700,173*
188,946	Marriott International, Inc. Class A	30,008,404(b)
381,718	McDonald's Corp.	100,533,070(b)
1,118,443	Sweetgreen, Inc. Class A	17,570,739*
181,827,148
Household Products 0.8%
301,365	Procter & Gamble Co.	41,862,612(b)
Interactive Media & Services 3.9%
951,960	Alphabet, Inc. Class A	110,731,987*(b)
189,640	Match Group, Inc.	13,902,508*
551,908	Meta Platforms, Inc. Class A	87,808,563*(b)
212,443,058
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Internet & Direct Marketing Retail 3.2%
1,126,028	Amazon.com, Inc.	$ 151,957,479*(b)
604,852	Chewy, Inc. Class A	23,474,306*(b)(e)
175,431,785
IT Services 3.8%
346,168	Fidelity National Information Services, Inc.	35,364,523(b)
164,113	MasterCard, Inc. Class A	58,061,538(b)
380,874	Okta, Inc.	37,497,045*(b)
1,869,977	Repay Holdings Corp.	25,057,692*(b)
233,231	Visa, Inc. Class A	49,470,628(b)
205,451,426
Life Sciences Tools & Services 0.7%
68,198	Thermo Fisher Scientific, Inc.	40,810,365
Metals & Mining 0.3%
348,968	Alcoa Corp.	17,758,982
Multi-Utilities 1.4%
1,807,955	CenterPoint Energy, Inc.	57,294,094(b)
186,191	WEC Energy Group, Inc.	19,328,488(b)
76,622,582
Oil, Gas & Consumable Fuels 1.6%
240,598	Chevron Corp.	39,405,140(b)
1,016,530	Enbridge, Inc.	45,672,693
329	Venture Global LNG, Inc.	3,245,256*#(c)(d)
88,323,089
Pharmaceuticals 0.8%
251,014	Johnson & Johnson	43,806,963(b)
Professional Services 1.4%
378,341	Dun & Bradstreet Holdings, Inc.	5,962,654
340,302	Equifax, Inc.	71,092,491
77,055,145
Road & Rail 2.5%
1,166,708	Uber Technologies, Inc.	27,359,303*
477,725	Union Pacific Corp.	108,586,892(b)
135,946,195
Semiconductors & Semiconductor Equipment 1.2%
268,796	Analog Devices, Inc.	46,222,160
29,397	ASML Holding NV	16,886,813(b)
63,108,973
Software 10.1%
189,423	Adobe, Inc.	77,686,161*(b)
451,021	DoubleVerify Holdings, Inc.	10,341,911*(b)
179,381	Grammarly, Inc. Class A	3,761,530*#(c)(d)
646,160	Microsoft Corp.	181,402,958(b)
1,266,856	Paycor HCM, Inc.	33,812,387*(b)
467,894	salesforce, Inc.	86,101,854*(b)
Number of Shares		Value
Software – cont'd
136,938	ServiceNow, Inc.	$ 61,164,727*(b)
244,681	Splunk, Inc.	25,424,803*(b)
265,045	Workday, Inc. Class A	41,108,479*(b)
382,764	Zendesk, Inc.	28,868,061*(b)
549,672,871
Specialty Retail 6.5%
171,944	Asbury Automotive Group, Inc.	29,512,468*
2,026,590	Fanatics Holdings, Inc. Class A	137,483,866*#(c)(d)
258,774	Floor & Decor Holdings, Inc. Class A	20,849,421*(b)
232,053	Home Depot, Inc.	69,834,030(b)
1,539,949	TJX Cos., Inc.	94,183,281
351,863,066
Technology Hardware, Storage & Peripherals 3.2%
1,056,905	Apple, Inc.	171,757,632(b)
Textiles, Apparel & Luxury Goods 1.0%
451,835	NIKE, Inc. Class B	51,924,878(b)

Total Common Stocks (Cost $3,373,099,630)		4,074,309,293
Preferred Stocks 1.1%
Capital Markets 0.1%
82,110	Savage X, Inc. Ser. C	3,949,983*#(c)(d)
Entertainment 0.1%
39,203	A24 Films LLC	4,463,653*#(c)(d)(f)
Internet 0.4%
23,000	Fabletics, Inc. Ser. G	23,000,000*#(c)(d)
IT Services 0.3%
959,038	Cybereason, Inc. Ser. F	4,750,000*#(c)(d)
658,071	Druva, Inc. Ser. 4	6,167,968*#(c)(d)
480,112	Druva, Inc. Ser. 5	4,499,994*#(c)(d)
15,417,962
Software 0.2%
55,626	Grammarly, Inc. Ser. 3	1,458,063*#(c)(d)
180,619	Signifyd, Inc. Ser. Seed	2,532,278*#(c)(d)
78,686	Signifyd, Inc. Ser. A	1,104,752*#(c)(d)
325,371	Videoamp, Inc. Ser. F1	5,135,005*#(c)(d)
10,230,098
Total Preferred Stocks (Cost $58,686,273)		57,061,696

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Units		Value
Master Limited Partnerships and Limited Partnerships 2.8%
Multi-Utilities 1.0%
1,354,657	Brookfield Infrastructure Partners L.P.	$53,955,989(b)
Number of Units		Value
Oil, Gas & Consumable Fuels 1.8%
3,715,544	Enterprise Products Partners L.P.	$99,316,491
Total Master Limited Partnerships and Limited Partnerships (Cost $114,951,627)		153,272,480

Principal Amount
Corporate Bonds 1.7%
Computers 0.1%
$11,360,000	Apple, Inc., 2.85%, due 8/5/2061	$8,811,810
Healthcare - Services 0.0%(g)
1,890,000	UnitedHealth Group, Inc., 3.13%, due 5/15/2060	1,480,087
Internet 0.2%
3,790,000	Alphabet, Inc., 2.25%, due 8/15/2060	2,635,525
11,360,000	Amazon.com, Inc., 3.25%, due 5/12/2061	9,312,158
		11,947,683
Miscellaneous Manufacturer 0.8%
	Anagram International, Inc./Anagram Holdings LLC
24,232,536	10.00% Cash & 5.00% PIK, due 8/15/2025	24,959,512(h)(i)
16,536,965	5.00% Cash & 5.00% PIK, due 8/15/2026	16,826,362(h)(i)
		41,785,874
Pharmaceuticals 0.1%
5,670,000	Johnson & Johnson, 2.45%, due 9/1/2060	4,088,337
Retail 0.4%
27,199,035	Party City Holdings, Inc., (6M USD LIBOR + 5.00%, Floor 5.75%), 8.06%, due 7/15/2025	16,455,416(h)(j)
5,670,000	Walmart, Inc., 2.65%, due 9/22/2051	4,509,534
		20,964,950
Software 0.1%
3,780,000	Activision Blizzard, Inc., 2.50%, due 9/15/2050	2,741,645
3,790,000	Microsoft Corp., 2.68%, due 6/1/2060	2,918,087
		5,659,732
Total Corporate Bonds (Cost $72,864,103)		94,738,473
Loan Assignments 0.5%
Leisure Goods - Activities - Movies 0.5%
25,000,000	One Spa World, LLC,, Second Lien Term Loan, (3M USD LIBOR + 7.50%), 10.27%, due 3/18/2027 (Cost $24,704,851)	25,500,000#(c)(d)(j)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Warrants 0.0%(g)
Diversified Consumer Services 0.0%(g)
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	$ 34,495*
653,334	OneSpaWorld Holdings Ltd. Expires 6/12/2025	1,946,935*(c)(d)
		1,981,430
Food Products 0.0%(g)
701,800	Whole Earth Brands, Inc. Expires 6/25/2025	154,396*
301,400	Whole Earth Brands, Inc. Expires 6/25/2025	66,308*
		220,704
Total Warrants (Cost $433,413)		2,202,134
Purchased Option Contracts 0.0%(g) (Cost $1,340,081)		577,219

Short-Term Investments 19.5%
Investment Companies 19.5%
1,044,678,778	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(k)	1,044,678,778(a)
14,144,960	State Street Navigator Securities Lending Government Money Market Portfolio, 2.00%(k)	14,144,960(l)
Total Short-Term Investments (Cost $1,058,823,738)		1,058,823,738

Total Long Positions (100.5%) (Cost $4,704,903,716)		5,466,485,033

Short Positions ((16.6)%)
Common Stocks Sold Short (14.7)%
Aerospace & Defense (0.2)%
(92,300)	Woodward, Inc.	$(9,663,810)
Air Freight & Logistics (0.1)%
(51,100)	Expeditors International of Washington, Inc.	(5,429,375)
Automobiles (0.2)%
(890,298)	Canoo, Inc.	(3,080,431)*
Number of Shares		Value
Automobiles – cont'd
(454,940)	Lucid Group, Inc.	$ (8,302,655)*
		(11,383,086)
Building Products (0.1)%
(54,300)	Owens Corning	(5,035,782)
Capital Markets (0.4)%
(120,471)	Coinbase Global, Inc.	(7,584,854)*
(125,175)	T Rowe Price Group, Inc.	(15,455,357)
		(23,040,211)
Commercial Services & Supplies (0.1)%
(479,083)	Steelcase, Inc.	(5,332,194)
Communications Equipment (0.1)%
(149,603)	NetScout Systems, Inc.	(5,322,875)*
Consumer Finance (0.5)%
(2,699,411)	SoFi Technologies, Inc.	(17,033,283)*
(390,373)	Upstart Holdings, Inc.	(9,497,775)*
		(26,531,058)
Containers & Packaging (0.4)%
(48,501)	AptarGroup, Inc.	(5,226,468)
(128,049)	Packaging Corp. of America	(18,004,970)
		(23,231,438)
Diversified Consumer Services (0.5)%
(425,411)	H&R Block, Inc.	(16,999,424)
(772,082)	Mister Car Wash, Inc.	(8,956,151)*
		(25,955,575)
Electric Utilities (0.3)%
(191,784)	Southern Co.	(14,746,272)
Entertainment (0.3)%
(368,568)	ROBLOX Corp.	(15,822,624)*
Equity Real Estate Investment Trusts (0.8)%
(290,823)	Iron Mountain, Inc.	(14,102,007)
(282,374)	Lamar Advertising Co.	(28,536,717)
		(42,638,724)
Food & Staples Retailing (0.2)%
(288,349)	Grocery Outlet Holding Corp.	(12,318,269)*
Food Products (1.1)%
(509,788)	Campbell Soup Co.	(25,158,038)
(391,568)	Conagra Brands, Inc.	(13,395,541)
(159,917)	General Mills, Inc.	(11,960,193)
(92,275)	McCormick & Co., Inc.	(8,060,221)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Food Products – cont'd
(59,881)	Sovos Brands, Inc.	$ (847,915)*
		(59,421,908)
Hotels, Restaurants & Leisure (0.7)%
(103,978)	Airbnb, Inc.	(11,539,479)*
(203,638)	Dine Brands Global, Inc.	(14,521,426)
(148,913)	Dutch Bros, Inc.	(5,582,748)*
(142,712)	Portillo's, Inc.	(3,258,115)*
(107,074)	Restaurant Brands International, Inc.	(5,740,237)
		(40,642,005)
Household Durables (0.3)%
(877,727)	Purple Innovation, Inc.	(3,063,267)*
(54,496)	TopBuild Corp.	(11,537,893)*
(211,452)	Weber, Inc.	(1,346,949)
		(15,948,109)
Household Products (0.3)%
(166,967)	Church & Dwight Co., Inc.	(14,688,087)
Industrial Conglomerates (0.4)%
(79,383)	3M Co.	(11,370,821)
(107,400)	General Electric Co.	(7,937,934)
		(19,308,755)
Insurance (0.3)%
(819,122)	Lemonade, Inc.	(15,440,450)*
Interactive Media & Services (0.0)%(g)
(825,945)	fuboTV, Inc.	(2,073,122)*
Internet & Direct Marketing Retail (0.2)%
(307,098)	1stdibs.com, Inc.	(1,989,995)*
(63,100)	DoorDash, Inc.	(4,401,225)*
(208,664)	Poshmark, Inc.	(2,251,485)*
		(8,642,705)
IT Services (0.9)%
(92,000)	Automatic Data Processing, Inc.	(22,183,040)
(1,549,903)	Western Union Co.	(26,379,349)
		(48,562,389)
Machinery (0.2)%
(62,598)	Illinois Tool Works, Inc.	(13,005,360)
Media (1.1)%
(536,763)	Interpublic Group of Cos., Inc.	(16,033,111)
(275,563)	Omnicom Group, Inc.	(19,245,320)
(524,142)	Paramount Global	(12,395,958)
Number of Shares		Value
Media – cont'd
(2,201,932)	Sirius XM Holdings, Inc.	$ (14,708,906)
(62,383,295)
Multiline Retail (0.0)%(g)
(71,977)	Big Lots, Inc.	(1,453,216)
Multi-Utilities (0.3)%
(172,824)	Consolidated Edison, Inc.	(17,156,238)
Personal Products (0.2)%
(697,469)	Beauty Health Co.	(9,290,287)*
Professional Services (0.2)%
(103,257)	TransUnion	(8,181,052)
Real Estate Management & Development (0.2)%
(2,089,414)	Opendoor Technologies, Inc.	(10,259,023)*
Road & Rail (0.1)%
(34,900)	Landstar System, Inc.	(5,464,642)
Semiconductors & Semiconductor Equipment (0.2)%
(65,269)	Texas Instruments, Inc.	(11,675,971)
Software (2.1)%
(120,051)	Descartes Systems Group, Inc.	(8,288,321)*
(242,666)	Guidewire Software, Inc.	(18,860,002)*
(134,398)	Oracle Corp.	(10,461,540)
(1,194,642)	Palantir Technologies, Inc.	(12,364,545)*
(55,403)	Paycom Software, Inc.	(18,310,137)*
(82,705)	Paylocity Holding Corp.	(17,031,441)*
(183,353)	SAP SE ADR	(17,090,333)
(74,624)	SPS Commerce, Inc.	(8,936,970)*
(61,946)	Trade Desk, Inc.	(2,787,570)*
(120,877)	UiPath, Inc.	(2,215,675)*
(116,346,534)
Specialty Retail (1.3)%
(88,693)	AutoNation, Inc.	(10,531,407)*
(1,043,515)	Bed Bath & Beyond, Inc.	(5,248,880)*
(130,765)	Burlington Stores, Inc.	(18,454,864)*
(311,888)	CarMax, Inc.	(31,045,332)*
(118,674)	Carvana Co.	(3,459,347)*
(194,510)	Sally Beauty Holdings, Inc.	(2,485,838)*
(71,225,668)
Textiles, Apparel & Luxury Goods (0.4)%
(220,297)	On Holding AG	(4,795,866)*
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Textiles, Apparel & Luxury Goods – cont'd
(387,394)	VF Corp.	$ (17,308,764)
		(22,104,630)
Total Common Stocks Sold Short (Proceeds $(853,894,908))		(799,724,739)

Principal Amount
Corporate Bonds Sold Short (1.4)%
Advertising (0.1)%
$ (5,000,000)	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	$(4,650,000)(h)
Banks (0.1)%
(4,000,000)	BAC Capital Trust XIV, 3M USD LIBOR + 0.40%, 4.00%, due 8/15/2022	(3,021,522)(j)(m)
(5,000,000)	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	(4,125,000)(m)(n)
		(7,146,522)
Diversified Financial Services (0.2)%
(5,000,000)	Radian Group, Inc., 4.88%, due 3/15/2027	(4,910,500)
(5,000,000)	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, due 3/1/2029	(4,287,600)(h)
		(9,198,100)
Electric (0.1)%
(5,000,000)	Wisconsin Energy Corp., 3M USD LIBOR + 2.11%, 3.52%, due 5/15/2067	(3,935,850)(j)
Insurance (0.1)%
(7,000,000)	Hartford Financial Services Group, Inc., 3M USD LIBOR + 2.13%, 3.54%, due 2/12/2047	(5,713,854)(h)(j)
Lodging (0.1)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(6,761,510)
Media (0.3)%
(5,000,000)	Entercom Media Corp., 6.50%, due 5/1/2027	(2,500,750)(h)
(6,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(5,454,600)
(5,000,000)	Sirius XM Radio, Inc., 4.00%, due 7/15/2028	(4,658,300)(h)
		(12,613,650)
Office Equipment (0.1)%
(7,000,000)	Steelcase, Inc., 5.13%, due 1/18/2029	(6,705,160)
Pipelines (0.2)%
(15,000,000)	TransCanada PipeLines Ltd., 3M USD LIBOR + 2.21%, 3.62%, due 5/15/2067	(11,450,940)(j)
Retail (0.1)%
(5,000,000)	Macy's Retail Holdings LLC, 5.88%, due 4/1/2029	(4,408,575)(h)
Total Corporate Bonds Sold Short (Proceeds $(78,367,761))		(72,584,161)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Exchange-Traded Funds Sold Short (0.5)%
(355,490)	iShares iBoxx High Yield Corporate Bond ETF (Proceeds $ (26,211,881))	$(27,795,763)
Total Short Positions (Proceeds $(958,474,550))		(900,104,663)
Total Investments 83.9% (Cost $3,746,429,166)		4,566,380,370
Other Assets Less Liabilities 16.1%		873,581,870(o)
Net Assets 100.0%		$5,439,962,240

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of $1,049,950,180.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees.
Total value of all such securities at July 31, 2022 amounted to $232,949,284, which represents 4.3% of net assets of the Fund.

(e)	All or a portion of this security is on loan at July 31, 2022. Total value of all such securities at July 31, 2022 amounted to $13,724,147 for the Fund.
(f)	Security represented in Units.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31,
2022, these securities amounted to $58,241,290 of long positions and $(26,219,079) of short positions, which represents 1.1% and (0.5)%, respectively, of net assets of the Fund.

(i)	Payment-in-kind (PIK) security.
(j)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022 and changes periodically.
(k)	Represents 7-day effective yield as of July 31, 2022.
(l)	Represents investment of cash collateral received from securities lending.
(m)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(n)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(o)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2022.
#  These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At July 31, 2022, these securities amounted to $231,002,349, which represents 4.2% of net assets of the Fund.  Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2022	Fair Value Percentage of Net Assets as of 7/31/2022
A24 Films LLC (Preferred Units)	2/25/2022	$4,463,654	$4,463,653	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	3,950,001	3,950,001	0.1%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2022	Fair Value Percentage of Net Assets as of 7/31/2022
Cybereason, Inc. (Ser. F Preferred Shares)	7/19/2021	$4,750,000	$4,750,000	0.1%
Druva, Inc. (Ser. 4 Preferred Shares)	6/14/2019	3,429,998	6,167,968	0.1%
Druva, Inc. (Ser. 5 Preferred Shares)	4/1/2021	4,500,000	4,499,994	0.1%
Fabletics, Inc. (Ser. G Preferred Shares)	1/10/2022	23,000,000	23,000,000	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020 - 4/29/2021	37,719,975	137,483,866	2.5%
Grammarly, Inc. Class A	12/23/2021 - 1/24/2022	4,701,917	3,761,530	0.1%
Grammarly, Inc. (Ser. 3 Preferred Shares)	12/23/2021 - 1/24/2022	1,458,063	1,458,063	0.0%
One Spa World, LLC, Second Lien Term Loan	3/19/2019	24,562,500	25,500,000	0.5%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	3,949,984	3,949,983	0.1%
Signifyd, Inc. (Ser. Seed Preferred Shares)	5/24/2021	5,572,106	2,532,278	0.0%
Signifyd, Inc. (Ser. A Preferred Shares)	5/24/2021	2,427,463	1,104,752	0.0%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	3,245,256	0.0%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	5,135,005	5,135,005	0.1%
Total		$131,923,666	$231,002,349	4.2%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At July 31, 2022, open positions in futures for the Fund were as follows:
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	171	NASDAQ 100 E-Mini Index	$(44,362,530)	$(3,770,377)
9/2022	341	Russell 2000 E-Mini Index	(32,144,365)	(1,439,872)
9/2022	1,862	S&P 500 E-Mini Index	(384,828,850)	(21,208,609)
Total Futures				$(26,418,858)
At July 31, 2022, the Fund had $43,820,417 deposited in a segregated account to cover margin requirements on open futures.
Total return basket swap contracts (“total return basket swaps”)
At July 31, 2022, the Fund had outstanding total return basket swaps(a) as follows:
Over-the-counter total return basket swaps—Short(a)

Counterparty	Reference Entity	Effective Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBECS1	(0.49)%	(0.40)%	€STR	3M/T	7/7/2023	$(1,472,398)
GSI	GSCBECS1	(0.49)%	(0.40)%	€STR	3M/T	7/7/2023	(59,687)
GSI	GSCBOEC1	1.92%	(0.40)%	FEDL01	3M/T	1/19/2024	(6,898,318)
GSI	GSNBLIPO	0.52%	(1.80)%	FEDL01	1M/T	5/25/2023	9,609,226
GSI	GSNBSPC4	(1.60)%	(3.87)%	SOFR	1M/T	7/21/2023	3,581,202
JPM	JPNBGCND	1.66%	(0.65)%	OBFR	3M/T	5/1/2023	11,169,285
JPM	JPNBLQGS	2.34%	0.03%	OBFR	1M/T	5/23/2023	2,760,740
JPM	JPNBLQGS	2.34%	0.03%	OBFR	1M/T	5/23/2023	55,097,061
JPM	JPNBRMV3	2.30%	(0.01)%	OBFR	1M/T	11/6/2023	1,947,154
Total							$75,734,265
(a) The following table represents required component disclosures associated with the total return basket swaps:
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBECS1
Delivery Hero SE	(8,402)	$(2,628,957)	$(132,147)	9.1%
EssilorLuxottica SA	(2,110)	(2,145,096)	(107,825)	7.4%
Industria de Diseno Textil SA	(13,369)	(2,112,445)	(106,184)	7.3%
H & M Hennes & Mauritz AB	(25,155)	(2,089,321)	(105,022)	7.2%
Henkel AG & Co KGaA	(4,919)	(2,043,216)	(102,704)	7.0%
adidas AG	(1,759)	(1,968,736)	(98,960)	6.8%
Zalando SE	(8,874)	(1,618,723)	(81,367)	5.6%
Swatch Group AG/The	(868)	(1,506,742)	(75,738)	5.2%
HelloFresh SE	(8,274)	(1,481,719)	(74,480)	5.1%
Puma SE	(3,157)	(1,381,590)	(69,447)	4.8%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBECS1 (cont’d)
HUGO BOSS AG	(3,527)	$(1,352,733)	$(67,996)	4.7%
Next PLC	(2,077)	(1,125,264)	(56,562)	3.9%
Kingfisher PLC	(54,653)	(1,124,971)	(56,548)	3.9%
Pandora A/S	(2,298)	(1,106,936)	(55,641)	3.8%
Pearson PLC	(14,614)	(880,092)	(44,239)	3.0%
Auto Trader Group PLC	(15,070)	(755,197)	(37,961)	2.6%
Dufry AG	(2,738)	(671,898)	(33,774)	2.3%
JD Sports Fashion PLC	(58,942)	(607,799)	(30,552)	2.1%
Thule Group AB	(2,566)	(483,137)	(24,285)	1.7%
ProSiebenSat.1 Media SE	(7,069)	(392,755)	(19,742)	1.3%
MIPS AB	(777)	(269,609)	(13,552)	0.9%
Adevinta ASA	(5,103)	(250,604)	(12,597)	0.9%
Games Workshop Group PLC	(384)	(236,650)	(11,895)	0.8%
Watches of Switzerland Group PLC	(3,211)	(226,733)	(11,397)	0.8%
Dr Martens PLC	(8,162)	(168,644)	(8,477)	0.6%
RTL Group SA	(575)	(146,899)	(7,384)	0.5%
Stroeer SE & Co KGaA	(395)	(112,508)	(5,655)	0.4%
Fielmann AG	(369)	(97,030)	(4,877)	0.3%
		$(28,986,004)	$(1,457,008)
Accrued Net Interest Receivable/(Payable)			(15,390)
			$(1,472,398)
GSCBECS1
Delivery Hero SE	(2,372)	(742,150)	(5,229)	9.1%
EssilorLuxottica SA	(596)	(605,557)	(4,267)	7.4%
Industria de Diseno Textil SA	(3,774)	(596,340)	(4,202)	7.3%
H & M Hennes & Mauritz AB	(7,101)	(589,812)	(4,156)	7.2%
Henkel AG & Co KGaA	(1,389)	(576,797)	(4,064)	7.0%
adidas AG	(497)	(555,771)	(3,916)	6.8%
Zalando SE	(2,505)	(456,963)	(3,220)	5.6%
Swatch Group AG/The	(245)	(425,351)	(2,997)	5.2%
HelloFresh SE	(2,336)	(418,287)	(2,947)	5.1%
Puma SE	(891)	(390,021)	(2,748)	4.8%
HUGO BOSS AG	(996)	(381,874)	(2,691)	4.7%
Next PLC	(586)	(317,660)	(2,238)	3.9%
Kingfisher PLC	(15,429)	(317,577)	(2,238)	3.9%
Pandora A/S	(649)	(312,486)	(2,202)	3.8%
Pearson PLC	(4,125)	(248,449)	(1,751)	3.0%
Auto Trader Group PLC	(4,254)	(213,191)	(1,502)	2.6%
Dufry AG	(773)	(189,676)	(1,336)	2.3%
JD Sports Fashion PLC	(16,639)	(171,581)	(1,209)	2.1%
Thule Group AB	(724)	(136,389)	(961)	1.7%
ProSiebenSat.1 Media SE	(1,996)	(110,874)	(781)	1.3%
MIPS AB	(219)	(76,110)	(536)	0.9%
Adevinta ASA	(1,440)	(70,745)	(498)	0.9%
Games Workshop Group PLC	(108)	(66,806)	(471)	0.8%
Watches of Switzerland Group PLC	(907)	(64,006)	(451)	0.8%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBECS1 (cont’d)
Dr Martens PLC	(2,304)	$(47,608)	$(335)	0.6%
RTL Group SA	(162)	(41,469)	(292)	0.5%
Stroeer SE & Co KGaA	(112)	(31,761)	(224)	0.4%
Fielmann AG	(104)	(27,391)	(193)	0.3%
		$(8,182,702)	$(57,655)
Accrued Net Interest Receivable/(Payable)			(2,032)
			$(59,687)
GSCBOEC1
Herc Holdings Inc.	(10,553)	(2,387,794)	(164,147)	2.4%
United Rentals Inc.	(3,856)	(2,269,809)	(156,036)	2.2%
XPO Logistics Inc.	(20,235)	(2,205,471)	(151,614)	2.2%
Ford Motor Co.	(81,770)	(2,191,556)	(150,657)	2.2%
Matson Inc.	(12,781)	(2,137,679)	(146,953)	2.1%
Avis Budget Group Inc.	(6,399)	(2,125,258)	(146,099)	2.1%
ON Semiconductor Corp.	(17,324)	(2,110,784)	(145,104)	2.1%
WW Grainger Inc.	(2,125)	(2,107,720)	(144,894)	2.1%
SiTime Corp.	(6,141)	(2,083,898)	(143,256)	2.1%
Onto Innovation Inc.	(13,709)	(2,082,296)	(143,146)	2.1%
Diodes Inc.	(13,933)	(2,068,442)	(142,194)	2.1%
Flex Ltd.	(67,086)	(2,056,277)	(141,357)	2.0%
STMicroelectronics NV	(29,699)	(2,055,785)	(141,324)	2.0%
EMCOR Group Inc.	(9,510)	(2,019,132)	(138,804)	2.0%
Knight-Swift Transportation Holdings Inc.	(20,120)	(2,017,148)	(138,667)	2.0%
Univar Solutions Inc.	(40,750)	(2,010,366)	(138,201)	2.0%
AMERCO	(2,045)	(2,004,116)	(137,772)	2.0%
Cummins Inc.	(4,950)	(1,998,620)	(137,394)	2.0%
NXP Semiconductors NV	(5,924)	(1,987,332)	(136,618)	2.0%
CSX Corp.	(33,663)	(1,985,652)	(136,502)	2.0%
A O Smith Corp.	(17,147)	(1,979,338)	(136,068)	2.0%
Texas Instruments Inc.	(6,050)	(1,974,538)	(135,738)	2.0%
Jabil Inc.	(18,235)	(1,974,239)	(135,718)	1.9%
Power Integrations Inc.	(12,701)	(1,969,932)	(135,422)	1.9%
Microchip Technology Inc.	(15,571)	(1,956,285)	(134,484)	1.9%
Korn Ferry	(16,345)	(1,953,552)	(134,296)	1.9%
Signet Jewelers Ltd.	(17,554)	(1,952,312)	(134,210)	1.9%
Landstar System Inc.	(6,726)	(1,921,410)	(132,086)	1.9%
Morgan Stanley	(12,449)	(1,914,709)	(131,625)	1.9%
Werner Enterprises Inc.	(23,861)	(1,913,764)	(131,560)	1.9%
Group 1 Automotive Inc.	(5,884)	(1,899,166)	(130,557)	1.9%
United Parcel Service Inc.	(5,322)	(1,892,434)	(130,094)	1.9%
Boyd Gaming Corp.	(18,631)	(1,886,850)	(129,710)	1.9%
Macy's Inc.	(58,487)	(1,883,404)	(129,473)	1.9%
Bank of America Corp.	(30,123)	(1,858,152)	(127,738)	1.8%
Masco Corp.	(18,127)	(1,831,492)	(125,905)	1.8%
Churchill Downs Inc.	(4,726)	(1,809,151)	(124,369)	1.8%
Popular Inc.	(12,707)	(1,800,654)	(123,785)	1.8%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBOEC1 (cont’d)
Super Micro Computer Inc.	(18,247)	$(1,798,039)	$(123,605)	1.8%
Photronics Inc.	(40,664)	(1,766,489)	(121,436)	1.8%
Steven Madden Ltd.	(30,512)	(1,764,721)	(121,315)	1.8%
Discover Financial Services	(9,338)	(1,720,776)	(118,294)	1.7%
GMS Inc.	(17,416)	(1,686,313)	(115,925)	1.7%
Boot Barn Holdings Inc.	(14,775)	(1,679,403)	(115,449)	1.7%
ABM Industries Inc.	(19,118)	(1,564,003)	(107,516)	1.5%
Encore Capital Group Inc.	(10,925)	(1,443,726)	(99,248)	1.4%
Hibbett Inc.	(15,159)	(1,297,667)	(89,207)	1.3%
Customers Bancorp Inc.	(17,645)	(1,229,465)	(84,519)	1.2%
FormFactor Inc.	(18,270)	(1,185,310)	(81,483)	1.2%
Sonic Automotive Inc.	(15,503)	(1,183,692)	(81,372)	1.2%
Buckle Inc./The	(18,992)	(1,046,420)	(71,935)	1.0%
Triumph Bancorp Inc.	(7,476)	(990,973)	(68,124)	1.0%
Other Securities	(59,741)	(4,186,883)	(287,824)	4.0%
		$(100,820,397)	$(6,930,829)
Accrued Net Interest Receivable/(Payable)			32,511
			$(6,898,318)
GSNBLIPO
Ryan Specialty Holdings Inc.	(1,136)	(514,367)	403,618	4.2%
Airbnb Inc.	(418)	(486,166)	381,489	4.0%
Bumble Inc.	(1,084)	(430,432)	337,755	3.5%
XPeng Inc.	(1,546)	(395,392)	310,259	3.2%
Duolingo Inc.	(376)	(361,110)	283,359	2.9%
Shoals Technologies Group Inc.	(1,402)	(346,886)	272,197	2.8%
Snowflake Inc.	(218)	(341,701)	268,129	2.8%
DigitalOcean Holdings Inc.	(695)	(298,276)	234,054	2.4%
Full Truck Alliance Co Ltd.	(3,344)	(297,301)	233,289	2.4%
Driven Brands Holdings Inc.	(878)	(279,230)	219,109	2.3%
Atotech Ltd.	(1,147)	(272,387)	213,739	2.2%
Affirm Holdings Inc.	(855)	(240,448)	188,677	2.0%
Endeavor Group Holdings Inc.	(1,006)	(240,075)	188,384	2.0%
DiDi Global Inc.	(7,740)	(231,798)	181,889	1.9%
SentinelOne Inc.	(881)	(229,247)	179,887	1.9%
Allegro MicroSystems Inc.	(877)	(228,148)	179,025	1.9%
Array Technologies Inc.	(1,282)	(226,220)	177,513	1.8%
Broadstone Net Lease Inc.	(948)	(224,947)	176,514	1.8%
DoorDash Inc.	(287)	(209,962)	164,755	1.7%
Certara Inc.	(857)	(206,317)	161,895	1.7%
C3.ai Inc.	(1,058)	(203,940)	160,029	1.7%
Lufax Holding Ltd.	(4,203)	(201,592)	158,187	1.6%
JFrog Ltd.	(848)	(197,110)	154,670	1.6%
agilon health Inc.	(705)	(184,864)	145,060	1.5%
DoubleVerify Holdings Inc.	(765)	(183,793)	144,220	1.5%
UiPath Inc.	(912)	(175,096)	137,396	1.4%
Leslie's Inc.	(1,097)	(174,162)	136,662	1.4%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSNBLIPO (cont’d)
Sotera Health Co.	(814)	$(163,663)	$128,425	1.3%
Unity Software Inc.	(414)	(162,040)	127,151	1.3%
StepStone Group Inc.	(535)	(149,212)	117,085	1.2%
Dlocal Ltd./Uruguay	(498)	(144,729)	113,567	1.2%
AppLovin Corp.	(385)	(143,116)	112,302	1.2%
Hayward Holdings Inc.	(1,163)	(142,150)	111,543	1.2%
QuidelOrtho Corp.	(128)	(137,188)	107,650	1.1%
Clear Secure Inc.	(506)	(134,075)	105,207	1.1%
Xometry Inc.	(334)	(132,835)	104,234	1.1%
Playtika Holding Corp.	(1,003)	(128,918)	101,160	1.1%
ContextLogic Inc.	(8,051)	(126,469)	99,239	1.0%
Frontier Group Holdings Inc.	(813)	(123,263)	96,723	1.0%
Petco Health & Wellness Co Inc.	(827)	(120,612)	94,643	1.0%
Olink Holding AB	(855)	(120,463)	94,526	1.0%
Maravai LifeSciences Holdings Inc.	(428)	(117,025)	91,828	1.0%
Duckhorn Portfolio Inc./The	(603)	(115,831)	90,891	0.9%
LifeStance Health Group Inc.	(1,823)	(113,749)	89,257	0.9%
Qualtrics International Inc.	(840)	(112,203)	88,044	0.9%
Figs Inc.	(923)	(102,171)	80,172	0.8%
Verve Therapeutics Inc.	(392)	(101,068)	79,307	0.8%
American Well Corp.	(2,418)	(98,754)	77,491	0.8%
Coursera Inc.	(673)	(97,917)	76,834	0.8%
Marqeta Inc.	(963)	(96,736)	75,908	0.8%
Other Securities	(36,505)	(1,980,753)	1,554,276	16.4%
		$(12,245,907)	$9,609,223
Accrued Net Interest Receivable/(Payable)			3
			$9,609,226
GSNBSPC4
FREYR Battery SA	(6,349)	(817,915)	289,488	8.0%
Planet Labs PBC	(11,434)	(786,690)	278,437	7.7%
Ardagh Metal Packaging SA	(8,143)	(710,594)	251,504	7.0%
Butterfly Network Inc.	(12,126)	(679,329)	240,438	6.7%
Proterra Inc.	(9,156)	(637,042)	225,471	6.3%
QuantumScape Corp.	(4,498)	(628,249)	222,359	6.2%
ironSource Ltd.	(11,416)	(574,717)	203,412	5.6%
DocGo Inc.	(5,112)	(510,076)	180,533	5.0%
BTRS Holdings Inc.	(5,637)	(469,396)	166,136	4.6%
Blade Air Mobility Inc.	(6,182)	(443,288)	156,895	4.4%
SomaLogic Inc.	(6,716)	(437,843)	154,968	4.3%
Aurora Innovation Inc.	(12,849)	(421,297)	149,112	4.1%
Hillman Solutions Corp.	(2,936)	(392,217)	138,819	3.9%
Genius Sports Ltd.	(10,948)	(366,033)	129,552	3.6%
PLBY Group Inc.	(4,246)	(351,919)	124,556	3.5%
Algoma Steel Group Inc.	(2,853)	(338,798)	119,913	3.3%
Arrival SA	(15,891)	(322,069)	113,991	3.2%
DraftKings Inc.	(1,436)	(254,565)	90,099	2.5%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSNBSPC4 (cont’d)
GCM Grosvenor Inc.	(1,801)	$(183,935)	$65,101	1.8%
Advantage Solutions Inc.	(2,720)	(155,916)	55,184	1.5%
Taboola.com Ltd.	(4,585)	(155,080)	54,888	1.5%
Skillsoft Corp.	(2,362)	(117,101)	41,446	1.1%
CareMax Inc.	(1,167)	(107,692)	38,116	1.1%
Vintage Wine Estates Inc.	(1,066)	(100,978)	35,740	1.0%
Vacasa Inc.	(2,655)	(89,442)	31,657	0.9%
Whole Earth Brands Inc.	(1,201)	(83,412)	29,523	0.8%
Tango Therapeutics Inc.	(807)	(42,595)	15,076	0.4%
		$(10,178,188)	$3,602,414
Accrued Net Interest Receivable/(Payable)			(21,212)
			$3,581,202
JPNBGCND
Amazon.com Inc.	65,551	11,538,618	2,410,550	21.7%
Home Depot Inc./The	7,172	2,815,411	588,172	5.3%
Toyota Motor Corp.	103,216	2,158,199	450,873	4.1%
McDonald's Corp.	6,258	2,149,862	449,131	4.0%
LVMH Moet Hennessy Louis Vuitton SE	2,352	2,111,393	441,094	4.0%
Lowe's Cos Inc.	6,844	1,709,726	357,181	3.2%
NIKE Inc.	10,755	1,612,161	336,799	3.0%
Sony Group Corp.	11,097	1,269,841	265,284	2.4%
Starbucks Corp.	10,838	1,198,540	250,389	2.2%
Booking Holdings Inc.	402	1,015,143	212,075	1.9%
Target Corp.	4,479	954,553	199,417	1.8%
TJX Cos Inc./The	11,248	897,284	187,453	1.7%
Cie Financiere Richemont SA	5,209	813,130	169,872	1.5%
AutoZone Inc.	277	772,668	161,419	1.5%
Dollar General Corp.	2,276	737,518	154,076	1.4%
O'Reilly Automotive Inc.	795	729,548	152,411	1.4%
Mercedes-Benz Group AG	9,535	725,650	151,597	1.4%
Ford Motor Co.	37,494	718,431	150,089	1.3%
Hermes International	375	665,660	139,064	1.2%
Chipotle Mexican Grill Inc.	320	652,093	136,230	1.2%
Compass Group PLC	20,334	617,915	129,090	1.2%
eBay Inc.	9,221	584,884	122,189	1.1%
General Motors Co.	12,325	582,936	121,782	1.1%
Kering SA	735	544,269	113,704	1.0%
Marriott International Inc./MD	2,601	538,765	112,554	1.0%
Yum! Brands Inc.	3,297	527,007	110,098	1.0%
Honda Motor Co Ltd.	15,500	513,817	107,342	1.0%
Hilton Worldwide Holdings Inc.	3,018	504,176	105,328	0.9%
Oriental Land Co Ltd./Japan	2,479	488,735	102,102	0.9%
Aptiv PLC	3,471	474,875	99,207	0.9%
Dollar Tree Inc.	2,196	473,745	98,971	0.9%
DR Horton Inc.	4,432	451,042	94,228	0.8%
Fast Retailing Co Ltd.	549	430,478	89,932	0.8%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND (cont’d)
Bayerische Motoren Werke AG	3,899	$412,231	$86,120	0.8%
Lennar Corp.	3,716	412,032	86,078	0.8%
Ross Stores Inc.	3,833	406,265	84,873	0.8%
Bandai Namco Holdings Inc.	3,821	387,332	80,918	0.7%
Genuine Parts Co.	1,874	373,636	78,057	0.7%
Denso Corp.	5,274	373,282	77,983	0.7%
Volkswagen AG	1,985	362,586	75,748	0.7%
adidas AG	1,611	359,558	75,116	0.7%
Magna International Inc.	4,237	352,746	73,693	0.7%
Michelin	9,702	350,550	73,234	0.7%
Industria de Diseno Textil SA	11,026	347,409	72,578	0.7%
LKQ Corp.	4,537	324,537	67,800	0.6%
Ulta Beauty Inc.	620	314,269	65,654	0.6%
Bridgestone Corp.	6,034	306,889	64,113	0.6%
Toyota Industries Corp.	3,633	286,186	59,787	0.5%
CarMax Inc.	2,198	285,328	59,608	0.5%
Panasonic Holdings Corp.	26,596	284,695	59,476	0.5%
Other Securities	235,153	5,366,360	1,121,093	9.9%
		$53,283,964	$11,131,632
Accrued Net Interest Receivable/(Payable)			37,653
			$11,169,285
JPNBLQGS
Take-Two Interactive Software Inc.	(387)	(147,698)	50,720	1.8%
GoDaddy Inc.	(624)	(133,008)	45,675	1.7%
Enphase Energy Inc.	(162)	(131,959)	45,315	1.6%
Lumentum Holdings Inc.	(463)	(120,276)	41,303	1.5%
Pure Storage Inc.	(1,463)	(119,211)	40,937	1.5%
Sprouts Farmers Market Inc.	(1,482)	(117,684)	40,413	1.5%
Performance Food Group Co.	(823)	(117,618)	40,390	1.5%
Jabil Inc.	(678)	(115,648)	39,714	1.4%
Palo Alto Networks Inc.	(78)	(112,400)	38,598	1.4%
Dropbox Inc.	(1,651)	(107,894)	37,051	1.3%
Monolithic Power Systems Inc.	(77)	(102,609)	35,236	1.3%
NXP Semiconductors NV	(192)	(101,509)	34,858	1.3%
Microchip Technology Inc.	(506)	(100,080)	34,367	1.2%
II-VI Inc.	(654)	(98,917)	33,968	1.2%
Zendesk Inc.	(427)	(92,478)	31,757	1.2%
Marvell Technology Inc.	(578)	(92,413)	31,735	1.2%
Electronic Arts Inc.	(240)	(90,452)	31,061	1.1%
Silicon Laboratories Inc.	(211)	(89,526)	30,743	1.1%
Crowdstrike Holdings Inc.	(167)	(88,318)	30,328	1.1%
Sabre Corp.	(4,932)	(87,161)	29,931	1.1%
Live Nation Entertainment Inc.	(321)	(86,748)	29,789	1.1%
F5 Inc.	(180)	(86,406)	29,672	1.1%
Wolfspeed Inc.	(343)	(82,156)	28,212	1.0%
Twitter Inc.	(638)	(76,338)	26,215	1.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Coty Inc.	(3,611)	$(75,963)	$26,086	0.9%
New York Times Co./The	(814)	(74,703)	25,653	0.9%
AmerisourceBergen Corp.	(178)	(74,468)	25,572	0.9%
MongoDB Inc.	(83)	(74,388)	25,545	0.9%
Avalara Inc.	(293)	(73,608)	25,277	0.9%
Paramount Global	(1,038)	(70,513)	24,214	0.9%
Dynatrace Inc.	(650)	(70,327)	24,150	0.9%
EPAM Systems Inc.	(70)	(70,093)	24,070	0.9%
Centene Corp.	(257)	(68,789)	23,622	0.9%
Datadog Inc.	(234)	(68,456)	23,508	0.9%
Azenta Inc.	(349)	(68,455)	23,507	0.9%
United Natural Foods Inc.	(556)	(67,964)	23,339	0.8%
Incyte Corp.	(300)	(67,010)	23,011	0.8%
Maximus Inc.	(349)	(66,987)	23,003	0.8%
Murphy USA Inc.	(82)	(66,814)	22,944	0.8%
StoneCo Ltd.	(2,362)	(65,038)	22,334	0.8%
Synaptics Inc.	(155)	(64,661)	22,205	0.8%
agilon health Inc.	(897)	(64,499)	22,149	0.8%
Elastic NV	(269)	(61,825)	21,231	0.8%
Molina Healthcare Inc.	(62)	(58,581)	20,117	0.7%
Palantir Technologies Inc.	(1,956)	(58,181)	19,979	0.7%
Seagen Inc.	(109)	(56,541)	19,416	0.7%
Zscaler Inc.	(123)	(54,737)	18,797	0.7%
Nutanix Inc.	(1,255)	(54,576)	18,742	0.7%
Okta Inc.	(192)	(54,393)	18,678	0.7%
AdaptHealth Corp.	(844)	(53,608)	18,409	0.7%
Other Securities	(36,195)	(3,829,663)	1,315,117	47.6%
		$(8,033,348)	$2,758,663
Accrued Net Interest Receivable/(Payable)			2,077
			$2,760,740
JPNBLQGS
Take-Two Interactive Software Inc.	(6,635)	(2,530,733)	1,012,322	1.8%
GoDaddy Inc.	(10,691)	(2,279,030)	911,637	1.7%
Enphase Energy Inc.	(2,769)	(2,261,049)	904,445	1.6%
Lumentum Holdings Inc.	(7,928)	(2,060,859)	824,367	1.5%
Pure Storage Inc.	(25,072)	(2,042,614)	817,068	1.5%
Sprouts Farmers Market Inc.	(25,387)	(2,016,461)	806,607	1.5%
Performance Food Group Co.	(14,108)	(2,015,329)	806,154	1.5%
Jabil Inc.	(11,620)	(1,981,577)	792,653	1.4%
Palo Alto Networks Inc.	(1,343)	(1,925,911)	770,386	1.4%
Dropbox Inc.	(28,290)	(1,848,709)	739,504	1.3%
Monolithic Power Systems Inc.	(1,317)	(1,758,155)	703,282	1.3%
NXP Semiconductors NV	(3,292)	(1,739,305)	695,742	1.3%
Microchip Technology Inc.	(8,666)	(1,714,812)	685,944	1.2%
II-VI Inc.	(11,204)	(1,694,889)	677,975	1.2%
Zendesk Inc.	(7,311)	(1,584,558)	633,841	1.2%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Marvell Technology Inc.	(9,896)	$(1,583,448)	$633,397	1.2%
Electronic Arts Inc.	(4,110)	(1,549,849)	619,957	1.1%
Silicon Laboratories Inc.	(3,619)	(1,533,978)	613,608	1.1%
Crowdstrike Holdings Inc.	(2,868)	(1,513,279)	605,328	1.1%
Sabre Corp.	(84,503)	(1,493,455)	597,399	1.1%
Live Nation Entertainment Inc.	(5,503)	(1,486,374)	594,566	1.1%
F5 Inc.	(3,078)	(1,480,526)	592,227	1.1%
Wolfspeed Inc.	(5,881)	(1,407,692)	563,093	1.0%
Twitter Inc.	(10,939)	(1,308,018)	523,222	1.0%
Coty Inc.	(61,876)	(1,301,591)	520,651	0.9%
New York Times Co./The	(13,941)	(1,279,996)	512,013	0.9%
AmerisourceBergen Corp.	(3,043)	(1,275,962)	510,399	0.9%
MongoDB Inc.	(1,419)	(1,274,608)	509,858	0.9%
Avalara Inc.	(5,020)	(1,261,229)	504,506	0.9%
Paramount Global	(17,777)	(1,208,210)	483,297	0.9%
Dynatrace Inc.	(11,143)	(1,205,019)	482,021	0.9%
EPAM Systems Inc.	(1,197)	(1,201,012)	480,418	0.9%
Centene Corp.	(4,412)	(1,178,668)	471,480	0.9%
Datadog Inc.	(4,001)	(1,172,960)	469,197	0.9%
Azenta Inc.	(5,980)	(1,172,938)	469,188	0.9%
United Natural Foods Inc.	(9,533)	(1,164,533)	465,826	0.8%
Incyte Corp.	(5,143)	(1,148,175)	459,283	0.8%
Maximus Inc.	(5,975)	(1,147,783)	459,126	0.8%
Murphy USA Inc.	(1,401)	(1,144,825)	457,943	0.8%
StoneCo Ltd.	(40,479)	(1,114,391)	445,769	0.8%
Synaptics Inc.	(2,660)	(1,107,935)	443,186	0.8%
agilon health Inc.	(15,364)	(1,105,153)	442,074	0.8%
Elastic NV	(4,614)	(1,059,333)	423,745	0.8%
Molina Healthcare Inc.	(1,066)	(1,003,747)	401,510	0.7%
Palantir Technologies Inc.	(33,517)	(996,901)	398,771	0.7%
Seagen Inc.	(1,873)	(968,807)	387,534	0.7%
Zscaler Inc.	(2,105)	(937,894)	375,168	0.7%
Nutanix Inc.	(21,508)	(935,133)	374,064	0.7%
Okta Inc.	(3,294)	(931,989)	372,806	0.7%
AdaptHealth Corp.	(14,457)	(918,542)	367,427	0.7%
Other Securities	(620,181)	(65,619,302)	26,248,462	47.6%
		$(137,647,246)	$55,060,446
Accrued Net Interest Receivable/(Payable)			36,615
			$55,097,061
JPNBRMV3
Analog Devices Inc.	(4,292)	(1,809,948)	25,924	1.4%
Synopsys Inc.	(1,861)	(1,677,586)	24,028	1.3%
Freeport-McMoRan Inc.	(20,253)	(1,567,084)	22,446	1.2%
Archer-Daniels-Midland Co.	(7,690)	(1,561,006)	22,358	1.2%
Agilent Technologies Inc.	(4,506)	(1,481,874)	21,225	1.2%
Devon Energy Corp.	(9,383)	(1,446,230)	20,715	1.1%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3 (cont’d)
IQVIA Holdings Inc.	(2,444)	$(1,440,319)	$20,630	1.1%
Nucor Corp.	(4,213)	(1,403,066)	20,096	1.1%
Williams Cos Inc./The	(16,205)	(1,354,777)	19,405	1.1%
Kroger Co./The	(10,812)	(1,231,360)	17,637	1.0%
Roper Technologies Inc.	(1,142)	(1,223,263)	17,521	1.0%
Newmont Corp.	(10,894)	(1,209,776)	17,328	0.9%
Motorola Solutions Inc.	(1,971)	(1,153,531)	16,522	0.9%
Dollar Tree Inc.	(2,741)	(1,111,419)	15,919	0.9%
M&T Bank Corp.	(2,551)	(1,110,287)	15,903	0.9%
Arthur J Gallagher & Co.	(2,504)	(1,099,022)	15,741	0.9%
Ameriprise Financial Inc.	(1,592)	(1,053,584)	15,091	0.8%
Parker-Hannifin Corp.	(1,475)	(1,045,922)	14,981	0.8%
PACCAR Inc.	(4,656)	(1,044,994)	14,968	0.8%
Keysight Technologies Inc.	(2,604)	(1,038,462)	14,874	0.8%
Fidelity National Information Services I	(4,128)	(1,034,124)	14,812	0.8%
Hess Corp.	(3,599)	(992,722)	14,219	0.8%
Corning Inc.	(10,874)	(980,286)	14,041	0.8%
Republic Services Inc.	(2,798)	(951,472)	13,628	0.7%
Willis Towers Watson PLC	(1,814)	(920,688)	13,187	0.7%
First Republic Bank/CA	(2,265)	(903,624)	12,943	0.7%
Fifth Third Bancorp	(10,736)	(898,324)	12,867	0.7%
Albemarle Corp.	(1,467)	(879,033)	12,590	0.7%
Tyson Foods Inc.	(3,982)	(859,489)	12,311	0.7%
Laboratory Corp of America Holdings	(1,318)	(847,625)	12,141	0.7%
Ball Corp.	(4,556)	(820,402)	11,751	0.6%
ConocoPhillips	(3,431)	(819,748)	11,741	0.6%
Canadian Pacific Railway Ltd.	(4,025)	(777,853)	11,141	0.6%
CF Industries Holdings Inc.	(3,320)	(777,541)	11,137	0.6%
Hartford Financial Services Group Inc./Th	(4,907)	(775,763)	11,111	0.6%
AMETEK Inc.	(2,551)	(772,588)	11,066	0.6%
Marvell Technology Inc.	(5,641)	(770,266)	11,033	0.6%
Zimmer Biomet Holdings Inc.	(2,830)	(766,179)	10,974	0.6%
Genuine Parts Co.	(1,999)	(749,369)	10,733	0.6%
Regions Financial Corp.	(14,372)	(746,532)	10,693	0.6%
Nasdaq Inc.	(1,608)	(713,349)	10,217	0.6%
Cummins Inc.	(1,314)	(713,067)	10,213	0.6%
Marathon Oil Corp.	(11,512)	(700,154)	10,028	0.5%
McCormick & Co Inc./MD	(3,163)	(677,484)	9,704	0.5%
Mosaic Co./The	(5,215)	(673,481)	9,646	0.5%
West Pharmaceutical Services Inc.	(776)	(654,176)	9,370	0.5%
Dover Corp.	(1,990)	(652,367)	9,344	0.5%
Hologic Inc.	(3,720)	(651,245)	9,328	0.5%
STERIS PLC	(1,170)	(647,403)	9,273	0.5%
KeyCorp.	(14,120)	(633,707)	9,077	0.5%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3 (cont’d)
Other Securities	(677,633)	$(77,992,304)	$1,117,091	61.1%
		$(127,815,875)	$1,830,722
Accrued Net Interest Receivable/(Payable)			116,432
			$1,947,154
Total Return Basket Swaps, at Value			$75,734,265

(a)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.
(b)	Effective rate at July 31, 2022.
Total return swap contracts (“total return swaps”)
At July 31, 2022, the Fund had outstanding over-the-counter total return swaps as follows:
Over-the-counter total return swaps—Short(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	S&P 500 Equal Weight Total Return Index	USD	207,145,113	11/6/2023	2.46%	0.15%	SOFR	1M/T	$9,311,326	$275,128	$9,586,454
Total									$9,311,326	$275,128	$9,586,454

(a)
The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on local currencies of the positions within the swaps.

(b)	Effective rate at July 31, 2022.
At July 31, 2022, the Fund had cash collateral of $8,160,000 and $39,580,000 received from Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.
Purchased option contracts (“options purchased”)
At July 31, 2022, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Exchange-Traded Funds
SPDR Energy Select Sector Fund ETF	2,277	$17,856,234	$65	1/20/2023	$577,219
Total options purchased (cost $1,340,081)					$577,219
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Written option contracts (“options written”)
At July 31, 2022, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Exchange-Traded Funds
SPDR Energy Select Sector Fund ETF	2,277	$(17,856,234)	$40	1/20/2023	$(84,249)
Total options written (premium received $180,951)					$(84,249)
At July 31, 2022, the Fund had securities pledged in the amount of $462,414,580 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$51,007,082	$14,092,294	$—	$65,099,376
Computers	—	—	3,950,001	3,950,001
Oil, Gas & Consumable Fuels	85,077,833	—	3,245,256	88,323,089
Software	545,911,341	—	3,761,530	549,672,871
Specialty Retail	214,379,200	—	137,483,866	351,863,066
Other Common Stocks#	3,015,400,890	—	—	3,015,400,890
Total Common Stocks	3,911,776,346	14,092,294	148,440,653	4,074,309,293
Preferred Stocks#	—	—	57,061,696	57,061,696
Master Limited Partnerships and Limited Partnerships#	153,272,480	—	—	153,272,480
Corporate Bonds#	—	94,738,473	—	94,738,473
Loan Assignments	—	—	25,500,000	25,500,000
Warrants
Diversified Consumer Services	34,495	—	1,946,935	1,981,430
Other Warrants#	220,704	—	—	220,704
Total Warrants	255,199	—	1,946,935	2,202,134
Options Purchased@	577,219	—	—	577,219
Short-Term Investments	—	1,058,823,738	—	1,058,823,738
Total Investments	$4,065,881,244	$1,167,654,505	$232,949,284	$5,466,485,033

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
@	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2022
Investments in Securities:
Common Stocks(1)(2)	$103,106	$—	$5,153	$38,446	$8,652	$(6,916)	$—	$—	$148,441	$38,446
Preferred Stocks(2)	36,016	—	—	(7,559)	38,007	—	—	(9,403)	57,061	(4,362)
Loan Assignments(2)	25,500	35	—	(35)	—	—	—	—	25,500	(35)
Warrants(1)(3)	—	—	—	(1,849)	—	—	3,795	—	1,946	(1,849)
Purchased Option Contracts(1)	15	—	(603)	588	—	—	—	—	—	—
Total	$164,637	$35	$4,550	$29,591	$46,659	$(6,916)	$3,795	$(9,403)	$232,948	$32,200
(1) At the beginning of the period, certain of these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund no longer held these investments at July 31,
2022 and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(2) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 7/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$141,433,867	Market Approach	Transaction Price	$11.00 – $67.84	$67.20	Increase
Common Stocks	3,245,256	Market Approach	Enterprise value EBITDA multiple(c) (EV/EBITDA)	11.0x	11.0x	Increase
Common Stocks	3,761,530	Market Approach	Enterprise value Revenue multiple (EV/Revenue)	11.0x	11.0x	Increase
Preferred Stocks	38,293,052	Market Approach	Transaction Price	$4.95 – $1,000	$609.32	Increase
Preferred Stocks	14,304,991	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	5.0x-11.0x	9.5x	Increase
			Expected Volatility	70%	70%	Decrease
			Option Term (Years)	2.5	2.5	Decrease
			Discount Rate	0.3%	0.3%	Decrease
Preferred Units	4,463,653	Market Approach	Transaction Price	$113.86	$113.86	Increase
Loan Assignments	25,500,000	Market Approach	Call Price	$102.00	$102.00	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(3) For the period ended July 31, 2022, these investments were valued in accordance with procedures approved by the Board of Directors. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s short investments as of July 31, 2022:
Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short#	$(799,724,739)	$—	$—	$(799,724,739)
Corporate Bonds Sold Short#	—	(72,584,161)	—	(72,584,161)
Exchange-Traded Funds Sold Short	(27,795,763)	—	—	(27,795,763)
Total Short Positions	$(827,520,502)	$(72,584,161)	$—	$(900,104,663)

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Liabilities	$(26,418,858)	$—	$—	$(26,418,858)
Swaps
Assets	—	93,751,122	—	93,751,122
Liabilities	—	(8,430,403)	—	(8,430,403)
Options Written
Liabilities	(84,249)	—	—	(84,249)
Total	$(26,503,107)	$85,320,719	$—	$58,817,612

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments U.S. Equity Index Putwrite Strategy Fund^ (Unaudited)
July 31, 2022

Principal Amount		Value
U.S. Treasury Obligations 73.8%
	U.S. Treasury Notes
$ 37,200,000	1.50%, due 9/15/2022	$ 37,172,693(a)
76,000,000	1.63%, due 12/15/2022	75,720,937(b)
77,600,000	0.50%, due 3/15/2023	76,429,938
65,600,000	0.25%, due 6/15/2023	64,070,188
139,100,000	0.13%, due 9/15/2023 - 12/15/2023	134,341,937(b)
Total U.S. Treasury Obligations (Cost $395,239,532)		387,735,693

Corporate Bonds 15.2%
Diversified Financial Services 15.2%
92,226,000	GS Finance Corp., 25.00% €STR, due 2/16/2024 (Cost $92,452,229)	79,564,907(c)
Number of Shares

Short-Term Investments 9.9%
Investment Companies 9.9%
52,087,065	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(d) (Cost $52,087,065)	$52,087,065(a)
Total Investments 98.9% (Cost $539,778,826)		519,387,665
Other Assets Less Liabilities 1.1%		5,857,952(e)
Net Assets 100.0%		$525,245,617

(a)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $89,259,758.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	Value determined using significant unobservable inputs.
(d)	Represents 7-day effective yield as of July 31, 2022.
(e)	Includes the impact of the Fund's open positions in derivatives at July 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index Putwrite Strategy Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts (“options written”)
At July 31, 2022, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	101	$(41,715,929)	$3,880	8/5/2022	$(13,887)
S&P 500 Index	46	(18,999,334)	3,890	8/5/2022	(7,130)
S&P 500 Index	37	(15,282,073)	4,035	8/5/2022	(41,810)
S&P 500 Index	138	(56,998,002)	4,100	8/5/2022	(376,671)
S&P 500 Index	49	(20,238,421)	3,855	8/12/2022	(27,930)
S&P 500 Index	21	(8,673,609)	3,860	8/12/2022	(12,495)
S&P 500 Index	68	(28,085,972)	3,880	8/12/2022	(47,600)
S&P 500 Index	56	(23,129,624)	4,035	8/12/2022	(148,400)
S&P 500 Index	128	(52,867,712)	4,100	8/12/2022	(595,648)
S&P 500 Index	4	(1,652,116)	3,855	8/19/2022	(4,600)
S&P 500 Index	9	(3,717,261)	3,885	8/19/2022	(12,555)
S&P 500 Index	18	(7,434,522)	3,915	8/19/2022	(30,510)
S&P 500 Index	17	(7,021,493)	3,955	8/19/2022	(37,655)
S&P 500 Index	137	(56,584,973)	3,960	8/19/2022	(314,415)
S&P 500 Index	142	(58,650,118)	3,980	8/19/2022	(372,750)
S&P 500 Index	9	(3,717,261)	3,925	8/26/2022	(26,235)
S&P 500 Index	10	(4,130,290)	3,960	8/26/2022	(35,000)
S&P 500 Index	55	(22,716,595)	3,965	8/26/2022	(197,450)
S&P 500 Index	21	(8,673,609)	3,975	8/26/2022	(79,485)
S&P 500 Index	54	(22,303,566)	4,055	8/26/2022	(311,040)
S&P 500 Index	174	(71,867,046)	4,120	8/26/2022	(1,418,883)
S&P 500 Index	16	(6,608,464)	4,120	9/2/2022	(151,571)
Total options written (premium received $10,405,170)					$(4,263,720)
At July 31, 2022, the Fund had securities pledged in the amount of $133,840,609 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$387,735,693	$—	$387,735,693
Corporate Bonds#	—	—	79,564,907	79,564,907
Short-Term Investments	—	52,087,065	—	52,087,065
Total Investments	$—	$439,822,758	$79,564,907	$519,387,665

#	The Schedule of Investments provides information on the industry or sector categorization.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index Putwrite Strategy Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2022
Investments in Securities:
Corporate Bonds(1)	$—	$(47)	$—	$(12,888)	$92,500	$—	$—	$—	$79,565	$(12,888)
Total	$—	$(47)	$—	$(12,888)	$92,500	$—	$—	$—	$79,565	$(12,888)

(1)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(4,263,720)	$—	$—	$(4,263,720)
Total	$(4,263,720)	$—	$—	$(4,263,720)

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2022
Notes to Schedule of Investments Alternative and Multi-Asset Class Fundsß(Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Commodity Strategy Fund ("Commodity Strategy"), Neuberger Berman Global Allocation Fund ("Global Allocation"), Neuberger Berman Long Short Fund ("Long Short"), and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund ("U.S. Equity Index PutWrite Strategy") (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments (long and short positions) in equity securities, exchange-traded funds ("ETFs"), preferred stocks, master limited partnerships and limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßConsolidated Notes to Schedule of Investments for Commodity Strategy and Long Short.

Notes to Schedule of Investments Alternative and Multi-Asset Class Fundsß(Unaudited)  (cont’d)
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).
Option contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Funds' Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßConsolidated Notes to Schedule of Investments for Commodity Strategy and Long Short.

Notes to Schedule of Investments Alternative and Multi-Asset Class Fundsß(Unaudited)  (cont’d)
using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “CS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that the Fund will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of July 31, 2022, the value of the Commodity Strategy's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$49,102,957	19.7%
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its regulated investment company (“RIC”) status, Long Short formed NB A24 Long Short Blocker LLC (the “LS Blocker”), a Delaware limited liability company, to hold interests in certain private placements. The LS Blocker is a wholly owned subsidiary of Long Short and the Fund will remain its sole member.
As of July 31, 2022, the value of Long Short's investment in the LS Blocker was as follows:
Investment in LS Blocker	Percentage of Net Assets
$4,434,639	0.1%
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßConsolidated Notes to Schedule of Investments for Commodity Strategy and Long Short.

Notes to Schedule of Investments Alternative and Multi-Asset Class Fundsß(Unaudited)  (cont’d)
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßConsolidated Notes to Schedule of Investments for Commodity Strategy and Long Short.

Notes to Consolidated Schedule of Investments Alternative and Multi-Asset Class Funds (Unaudited) (cont'd)
Legend
Neuberger Berman Alternative Funds
Benchmarks:
€STR	= Euro Short Term Rate
FEDL01	= US Federal Funds Effective Rate
LIBOR	= London Interbank Offered Rate
OBFR	= United States Overnight Bank Funding Rate
SOFR	= Secured Overnight Financing Rate
Counterparties:
CITI	= Citibank, N.A.
GSI	= Goldman Sachs International
JPM	= JPMorgan Chase Bank N.A.
Index Periods/Payment Frequencies:
1M	= 1 Month
3M	= 3 Months
6M	= 6 Months
T	= Termination
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
Currency Abbreviations:
AUD	= Australian Dollar
EUR	= Euro
JPY	= Japanese Yen
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.